UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23748

JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116 (Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE

TREASURER

200 BERKELEY STREET

BOSTON, MA 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1. REPORT TO STOCKHOLDERS.

Semiannual report
John Hancock
Marathon Asset-Based Lending Fund
Closed-end alternative
April 30, 2026

John Hancock
Marathon Asset-Based Lending Fund

2	Your fund at a glance
3	Portfolio summary
4	Consolidated Fund’s investments
43	Consolidated financial statements
48	Consolidated financial highlights
55	Notes to consolidated financial statements
73	Additional information
74	Shareholder meeting
75	Evaluation of advisory and subadvisory agreements by the Board of Trustees
81	More information
1	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | SEMIANNUAL REPORT

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide high current income and to a lesser extent capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2026 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-6020. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	2

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2026 (% of total investments)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus.
3	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |

Consolidated Fund’s investments
AS OF 4-30-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities 40.2%				$106,579,286
(Cost $106,990,440)
Asset-backed securities 6.5%				17,275,378
ACHD Trust
Series 2025-DS1, Class B (A)	9.380	01-09-34	1,000,000	1,011,280
CarNow Auto Receivables Trust
Series 2023-1A, Class D (A)	7.990	02-15-28	1,599,563	1,118,083
Hertz Vehicle Financing III LLC
Series 2025-1A, Class D (A)(B)	7.980	09-25-29	2,000,000	2,002,842
Kinetic ABS Issuer LLC
Series 2026-1A, Class C (A)(B)	7.653	02-25-56	3,500,000	3,568,280
Marlette Funding Trust
Series 2022-3A, Class D (A)(B)	7.800	11-15-32	2,496,597	2,529,378
MetroNet Infrastructure Issuer LLC
Series 2026-1A, Class C (A)	7.100	04-20-56	1,000,000	1,005,777
Pagaya AI Debt Grantor Trust
Series 2025-8, Class E (A)	9.565	07-15-33	1,499,484	1,499,416
Prosper Marketplace Issuance Trust
Series 2024-1A, Class D (A)(B)	10.980	08-15-29	3,000,000	3,029,531
Thor LLC
Series 2024-A, Class C (A)(B)	7.660	08-15-41	1,502,946	1,510,791
Collateralized loan obligations 4.1%				10,941,988
Allegany Park CLO, Ltd.
Series 2019-1A, Class DRR (3 month CME Term SOFR + 2.850%) (A)(C)	6.525	01-20-35	1,000,000	961,270
Birch Grove CLO, Ltd.
Series 19A, Class D2RR (3 month CME Term SOFR + 5.050%) (A)(B)(C)	8.730	07-17-37	1,750,000	1,755,185
Columbia Cent CLO, Ltd.
Series 2020-29A, Class D1RR (3 month CME Term SOFR + 3.400%) (A)(B)(C)	7.075	10-20-34	1,000,000	991,837
Dryden Senior Loan Fund
Series 2017-49A, Class DR (3 month CME Term SOFR + 3.662%) (A)(B)(C)	7.337	07-18-30	3,730,000	3,744,196
Invesco CLO, Ltd.
Series 2021-3A, Class DR (3 month CME Term SOFR + 3.100%) (A)(C)	6.764	10-22-34	1,000,000	984,822
Trimaran Cavu, Ltd.
Series 2021-3A, Class D (3 month CME Term SOFR + 4.042%) (A)(B)(C)	7.717	01-18-35	2,500,000	2,504,678
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	4

	Rate (%)	Maturity date	Par value^	Value
Commercial mortgage-backed securities 27.6%				$73,157,179
AREIT Trust
Series 2025-CRE11, Class E (1 month CME Term SOFR + 3.650%) (A)(C)	7.318	07-25-43	3,000,000	2,998,176
Arizona Biltmore Trust
Series 2024-BILT, Class E (A)(B)	7.487	06-11-39	2,000,000	2,049,734
BAMLL Commercial Mortgage Securities Trust
Series 2025-ASHF, Class C (1 month CME Term SOFR + 3.000%) (A)(B)(C)	6.655	02-15-42	3,000,000	3,000,026
BX Trust
Series 2019-IMC, Class D (1 month CME Term SOFR + 1.946%) (A)(C)	5.601	04-15-34	4,000,000	3,962,421
Series 2021-21M, Class C (1 month CME Term SOFR + 1.291%) (A)(B)(C)	4.946	10-15-36	2,800,000	2,800,000
Series 2021-21M, Class H (1 month CME Term SOFR + 4.124%) (A)(C)	7.779	10-15-36	4,387,600	4,376,454
Series 2024-PALM, Class D (1 month CME Term SOFR + 2.640%) (A)(C)	6.295	06-15-37	3,556,731	3,541,850
Series 2024-SLCT, Class E (1 month CME Term SOFR + 3.391%) (A)(C)	7.045	01-15-42	1,969,000	1,973,923
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class G (1 month CME Term SOFR + 6.325%) (A)(C)	9.980	03-15-35	908,774	905,973
CLNY Trust
Series 2019-IKPR, Class C (1 month CME Term SOFR + 2.040%) (A)(C)	5.702	11-15-38	1,500,000	1,447,500
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2024-CBM, Class E (A)(D)	8.192	12-10-41	4,000,000	4,002,936
Series 2024-WCL1, Class C (1 month CME Term SOFR + 2.889%) (A)(B)(C)	6.544	06-15-41	3,300,000	3,295,913
DBWF Mortgage Trust
Series 2024-LCRS, Class C (1 month CME Term SOFR + 2.640%) (A)(C)	6.295	04-15-37	1,500,000	1,499,531
Series 2024-LCRS, Class D (1 month CME Term SOFR + 3.189%) (A)(C)	6.844	04-15-37	3,000,000	3,000,938
DK Trust
Series 2025-LXP, Class E (1 month CME Term SOFR + 4.688%) (A)(C)	8.352	08-15-37	4,000,000	4,002,500
5	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial mortgage-backed securities (continued)
FS Rialto Issuer, Ltd.
Series 2021-FL3, Class D (1 month CME Term SOFR + 2.614%) (A)(B)(C)	6.279	11-16-36	2,500,000	$2,503,586
Series 2025-FL10, Class AS (1 month CME Term SOFR + 1.593%) (A)(B)(C)	5.254	08-19-42	2,500,000	2,500,003
GPMT, Ltd.
Series 2021-FL4, Class D (1 month CME Term SOFR + 2.964%) (A)(C)	6.617	12-15-36	2,000,000	1,833,320
Great Wolf Trust
Series 2024-WOLF, Class E (1 month CME Term SOFR + 3.639%) (A)(B)(C)	7.294	03-15-39	2,180,000	2,189,538
GSMS Trust
Series 2024-FAIR, Class E (A)(B)(D)	9.452	07-15-29	4,000,000	3,968,964
HIH Trust
Series 2024-61P, Class G (1 month CME Term SOFR + 6.935%) (A)(C)	10.590	10-15-41	2,288,448	2,289,893
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2025-BHR5, Class C (1 month CME Term SOFR + 2.542%) (A)(C)	6.197	03-15-40	1,600,000	1,602,000
KIND Commercial Mortgage Trust
Series 2024-1, Class D (1 month CME Term SOFR + 3.438%) (A)(B)(C)	7.093	08-15-41	3,000,000	2,998,125
KKR Real Estate Finance Trust
Series 2021-FL2, Class AS (1 month CME Term SOFR + 1.414%) (A)(C)	5.082	02-15-39	950,000	948,965
KNDR Trust
Series 2021-KIND, Class B (1 month CME Term SOFR + 1.464%) (A)(B)(C)	5.120	08-15-38	1,983,710	1,973,318
KSL Commercial Mortgage Trust
Series 2024-HT2, Class B (1 month CME Term SOFR + 2.042%) (A)(B)(C)	5.696	12-15-39	2,228,024	2,230,787
La Quinta Mortgage Trust
Series 2023-LAQ, Class D (1 month CME Term SOFR + 4.188%) (A)(B)(C)	7.843	03-15-36	252,221	244,116
Starwood Commercial Mortgage Trust
Series 2025-FL4, Class E (1 month CME Term SOFR + 3.250%) (A)(C)	6.911	11-19-42	2,000,000	1,999,031
THPT Mortgage Trust
Series 2023-THL, Class D (A)(B)(D)	9.561	12-10-34	3,000,000	3,017,658
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	6

	Rate (%)	Maturity date	Par value^	Value
Residential mortgage-backed securities 2.0%				$5,204,741
ACHM Trust
Series 2023-HE2, Class C (A)(B)(D)	9.300	10-25-38	3,057,007	3,195,898
JP Morgan Mortgage Trust

Series 2025-CES1, Class M1 (A)(B)(D)	6.267	05-25-55	2,000,000	2,008,843
Residential loans 21.3%				$56,437,146
(Cost $56,350,864)
Home equity and residential mortgage-backed securities 5.2%				13,816,930
ACHM Trust
Series 2023-HE2, Class D PO (A)	4.030	10-25-38	567,739	437,722
Series 2023-HE2, Class XS IO (A)(E)(F)	—	10-25-38	4,085,391	247,575
Series 2024-HE1, Class D PO (A)	5.847	05-25-39	581,262	113,963
Series 2024-HE1, Class XS IO (A)(E)(F)	—	05-25-39	7,064,517	695,148
Series 2024-HE2, Class D PO (A)	5.474	10-25-39	504,960	7,263
Series 2024-HE2, Class XS IO (A)(E)	—	10-25-39	6,888,909	910,669
Series 2025-HE1, Class D PO (A)(F)	2.132	03-25-55	1,211,672	399,610
Series 2025-HE1, Class XS IO (A)(E)(F)	—	03-25-55	17,309,595	1,651,335
Series 2025-HE2, Class F (A)(D)	8.656	08-25-55	232,842	236,120
Series 2025-HE2, Class G PO (A)	3.062	08-25-55	114,211	7,794
Series 2025-HE2, Class XS IO (A)(E)	—	08-25-55	6,463,659	539,061
Series 2025-HE3, Class G PO (A)	3.173	11-25-55	69,251	2,145
Series 2025-HE3, Class XS IO (A)(E)	—	11-25-55	72,560	5,064
FIGRE Trust
Series 2024-HE5, Class CE PO (A)(E)	—	10-25-54	352,603	1,302,499
Series 2025-HE7, Class G PO (A)	3.220	11-25-55	608,370	12,928
Series 2025-HE7, Class XS IO (A)(E)	—	11-25-55	34,096,832	2,666,720
LHOME Mortgage Trust
Series 2025-RTL3, Class M1 (A)(B)(D)	6.891	08-25-40	2,000,000	2,006,549
Series 2025-RTL3, Class M2 (A)(D)	8.730	08-25-40	2,550,000	2,574,765
JH Residential Whole Loan Trust (F)(G) 8.8%				23,420,990
Bank of America, Loan ID - R1D21000859216	9.882	05-03-37	70,293	58,259
Bank of America, Loan ID - R1D2189860	4.125	08-01-35	106,830	88,541
Bank of America, Loan ID - R1D2223768	3.500	04-01-57	70,931	58,787
Bank of America, Loan ID - R1D2231928	4.000	06-01-47	188,109	155,905
7	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D320115934	10.500	06-25-27	1,267	$1,047
Bank of America, Loan ID - R1D321106165 (H)	11.000	10-25-27	3,168	2,618
Bank of America, Loan ID - R1D321285469 (I)	8.625	10-25-27	6,870	5,678
Bank of America, Loan ID - R1D321458571 (J)	10.625	10-25-27	11,055	9,136
Bank of America, Loan ID - R1D321567782	8.625	10-25-27	2,833	2,341
Bank of America, Loan ID - R1D321672554 (J)	4.250	11-01-38	68,643	56,726
Bank of America, Loan ID - R1D321680064 (H)	8.875	12-25-27	4,038	3,337
Bank of America, Loan ID - R1D321772642 (I)	11.375	12-25-27	3,247	2,684
Bank of America, Loan ID - R1D321802346 (H)	10.000	10-25-27	2,855	2,359
Bank of America, Loan ID - R1D323613087	7.875	03-25-28	5,981	4,943
Bank of America, Loan ID - R1D326967519 (H)	7.500	09-25-28	10,710	8,851
Bank of America, Loan ID - R1D331184438	4.750	05-01-51	10,395	8,590
Bank of America, Loan ID - R1D331351411 (H)	7.000	09-25-28	10,128	8,370
Bank of America, Loan ID - R1D332396107 (H)	3.875	10-01-52	20,449	16,899
Bank of America, Loan ID - R1D333118907	7.125	09-25-28	5,052	4,175
Bank of America, Loan ID - R1D334715743 (J)	10.500	07-01-29	18,414	15,218
Bank of America, Loan ID - R1D338003284	9.625	11-25-28	11,260	9,306
Bank of America, Loan ID - R1D341220853 (H)	10.500	10-25-28	7,635	6,310
Bank of America, Loan ID - R1D341275604 (I)	10.250	10-25-28	1,294	1,069
Bank of America, Loan ID - R1D345587535 (J)	10.375	11-25-28	27,471	22,702
Bank of America, Loan ID - R1D345744745	8.625	11-25-28	2,696	2,228
Bank of America, Loan ID - R1D347751887 (H)	12.000	11-25-28	14,665	12,119
Bank of America, Loan ID - R1D348255384	11.375	12-25-28	2,748	2,271
Bank of America, Loan ID - R1D362185211 (J)	8.500	05-25-29	51,849	42,848
Bank of America, Loan ID - R1D362733412 (H)	10.750	05-25-29	5,061	4,182
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	8

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D363420996	9.750	05-25-29	7,555	$6,244
Bank of America, Loan ID - R1D363873763	3.375	06-01-53	35,466	29,309
Bank of America, Loan ID - R1D36749564 (H)	11.500	07-25-27	18	15
Bank of America, Loan ID - R1D368227582 (J)	9.625	08-25-29	21,913	18,109
Bank of America, Loan ID - R1D377116667 (J)	12.125	08-25-24	9,988	8,254
Bank of America, Loan ID - R1D4135626031 (H)	8.510	11-11-35	53,236	44,084
Bank of America, Loan ID - R1D4142880321 (H)	4.125	06-15-41	57,047	47,240
Bank of America, Loan ID - R1D4176255967	7.375	07-25-32	14,494	12,003
Bank of America, Loan ID - R1D4874021873	6.125	11-01-34	140,775	116,576
Bank of America, Loan ID - R1D4875758189 (H)	6.000	06-01-41	432,904	358,487
Bank of America, Loan ID - R1D4875958325	7.490	12-01-31	11,780	9,755
Bank of America, Loan ID - R1D4875960106 (J)	6.990	01-25-32	28,130	23,294
Bank of America, Loan ID - R1D4875973630	6.740	03-20-31	9,151	7,578
Bank of America, Loan ID - R1D4876317082 (J)	8.500	07-08-30	59,371	49,165
Bank of America, Loan ID - R1D4876762155 (J)	8.500	11-16-34	57,703	47,784
Bank of America, Loan ID - R1D4876763347	4.375	06-01-63	390,733	323,566
Bank of America, Loan ID - R1D4876771641 (J)	7.990	06-25-35	137,964	114,248
Bank of America, Loan ID - R1D4876787441	3.375	10-01-58	322,224	266,834
Bank of America, Loan ID - R1D4877096402 (J)	8.500	05-01-35	30,803	25,508
Bank of America, Loan ID - R1D4877182962 (J)	9.490	11-18-31	48,719	40,344
Bank of America, Loan ID - R1D4877521188 (H)	6.190	02-09-32	8,509	7,047
Bank of America, Loan ID - R1D648343679	8.000	11-25-29	56,717	48,862
Bank of America, Loan ID - R1D65796677	9.125	10-25-29	4,184	3,605
Bank of America, Loan ID - R1D667955965	9.625	10-25-29	6,671	5,747
Bank of America, Loan ID - R1D67442686	11.000	10-25-29	4,685	4,036
9	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D677588112 (J)	11.000	08-25-29	13,667	$11,774
Bank of America, Loan ID - R1D681784389 (J)	3.875	09-25-29	379,955	327,331
Bank of America, Loan ID - R1D681965722	9.250	10-25-29	20,390	17,566
Bank of America, Loan ID - R1D682449041 (J)	10.500	10-25-29	12,291	10,589
Bank of America, Loan ID - R1D682585998 (J)	11.500	10-25-29	317	273
Bank of America, Loan ID - R1D683170000 (J)	6.750	10-25-29	17,414	15,002
Bank of America, Loan ID - R1D684180712 (J)	8.750	10-25-29	4,403	3,793
Bank of America, Loan ID - R1D684517492 (J)	7.125	10-25-29	32,592	28,078
Bank of America, Loan ID - R1D684953503	6.750	11-25-29	13,261	11,425
Bank of America, Loan ID - R1D685329020	7.000	11-25-29	2,149	1,851
Bank of America, Loan ID - R1D685968483	7.000	11-25-29	6,114	5,268
Bank of America, Loan ID - R1D686170042 (J)	9.375	11-25-29	144,976	124,896
Bank of America, Loan ID - R1D686179719 (J)	8.750	11-25-29	6,045	5,207
Bank of America, Loan ID - R1D686281525	11.375	11-25-29	4,248	3,659
Bank of America, Loan ID - R1D686392408 (J)	7.750	11-25-29	82,692	71,240
Bank of America, Loan ID - R1D686481633	10.250	11-25-29	12,991	11,192
Capital Asset Management, Loan ID - R1D1153882	3.900	09-01-47	66,942	49,290
Capital Asset Management, Loan ID - R1D1183348 (J)	4.000	05-01-48	38,074	28,034
Capital Asset Management, Loan ID - R1D1184084 (J)	4.000	02-01-49	44,917	33,072
Capital Asset Management, Loan ID - R1D1184204 (H)	12.375	12-01-36	61,700	45,430
Capital Asset Management, Loan ID - R1D1184992 (H)	4.000	11-10-43	32,187	23,700
Capital Asset Management, Loan ID - R1D1214825 (J)	11.250	02-28-35	98,548	72,561
Capital Asset Management, Loan ID - R1D1216036	10.000	03-19-62	47,065	34,654
Capital Asset Management, Loan ID - R1D1233673 (H)	10.500	02-15-27	7,131	5,250
Capital Asset Management, Loan ID - R1D1246972	6.950	11-01-35	18,046	13,287
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	10

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1251042 (J)	6.000	06-05-41	41,021	$30,204
Capital Asset Management, Loan ID - R1D1270777 (H)	4.000	07-01-27	57,936	42,658
Capital Asset Management, Loan ID - R1D1271156 (H)	4.875	10-01-27	37,228	27,411
Capital Asset Management, Loan ID - R1D1272438	4.999	05-19-41	14,867	10,946
Capital Asset Management, Loan ID - R1D1285038	7.750	11-01-37	93,470	68,822
Capital Asset Management, Loan ID - R1D1314469 (H)	5.000	04-28-14	1,351	994
Capital Asset Management, Loan ID - R1D1314775 (H)	4.000	10-28-37	19,874	14,633
Capital Asset Management, Loan ID - R1D1314892	2.000	07-28-26	7,789	5,735
Capital Asset Management, Loan ID - R1D1316742	3.500	07-25-42	32,003	23,564
Capital Asset Management, Loan ID - R1D1317596 (J)	6.000	07-01-34	10,474	7,712
Capital Asset Management, Loan ID - R1D1317738	3.000	05-01-58	74,244	54,666
Capital Asset Management, Loan ID - R1D1320040 (H)	0.010	01-12-28	1,725	1,270
Capital Asset Management, Loan ID - R1D1320769	0.010	07-28-30	3,230	2,379
Capital Asset Management, Loan ID - R1D1330504 (J)	0.010	09-15-31	815	600
Capital Asset Management, Loan ID - R1D1331024 (J)	12.389	01-15-23	14,346	10,563
Capital Asset Management, Loan ID - R1D1331435 (J)	13.930	07-04-24	22,546	16,601
Capital Asset Management, Loan ID - R1D1331710 (J)	0.010	10-01-35	23,678	17,434
Capital Asset Management, Loan ID - R1D1332368 (J)	0.010	01-01-37	8,378	6,169
Capital Asset Management, Loan ID - R1D1332898	0.010	02-01-37	19,468	14,334
Capital Asset Management, Loan ID - R1D1333231	0.010	08-01-37	11,012	8,108
Capital Asset Management, Loan ID - R1D1333871	8.503	09-13-48	18,102	13,329
Capital Asset Management, Loan ID - R1D1333909	9.000	10-01-31	25,127	18,501
Capital Asset Management, Loan ID - R1D1333990 (J)	0.010	11-01-35	57,426	42,283
Capital Asset Management, Loan ID - R1D1346507	0.010	05-01-30	31,875	23,469
Capital Asset Management, Loan ID - R1D1373336 (J)	4.250	07-30-22	731	538
11	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1373352	10.720	11-28-28	9,070	$6,678
Capital Asset Management, Loan ID - R1D1373527 (H)	5.000	09-03-24	5,126	3,774
Capital Asset Management, Loan ID - R1D1374601 (H)	9.996	05-08-28	8,960	6,598
Capital Asset Management, Loan ID - R1D1376601 (J)	5.250	07-13-21	1,791	1,318
Capital Asset Management, Loan ID - R1D1377871 (J)	14.600	09-01-21	2,061	1,518
Capital Asset Management, Loan ID - R1D1377909 (J)	14.069	03-16-22	284	209
Capital Asset Management, Loan ID - R1D1382459 (J)	11.290	08-28-24	8,526	6,278
Capital Asset Management, Loan ID - R1D1382688	10.480	09-14-28	1,928	1,420
Capital Asset Management, Loan ID - R1D1383898	13.000	02-05-28	6,171	4,544
Capital Asset Management, Loan ID - R1D1383904 (J)	5.250	04-05-26	971	715
Capital Asset Management, Loan ID - R1D1384406 (J)	14.148	06-15-23	9,112	6,709
Capital Asset Management, Loan ID - R1D1384420 (J)	14.950	09-03-26	16,772	12,349
Capital Asset Management, Loan ID - R1D1386024	8.688	04-15-28	5,220	3,843
Capital Asset Management, Loan ID - R1D1386378 (H)	14.140	07-26-25	933	687
Capital Asset Management, Loan ID - R1D1386680 (H)	11.000	01-19-34	11,552	8,506
Capital Asset Management, Loan ID - R1D1387610 (J)	13.656	08-23-32	13,567	9,990
Capital Asset Management, Loan ID - R1D1388781	7.000	11-01-40	19,117	14,076
Capital Asset Management, Loan ID - R1D138888 (H)	3.000	10-01-53	25,656	18,891
Capital Asset Management, Loan ID - R1D1388909 (J)	15.030	11-07-26	5,624	4,141
Capital Asset Management, Loan ID - R1D1389180	11.060	02-16-27	12,974	9,553
Capital Asset Management, Loan ID - R1D1390047 (H)	14.347	04-05-25	5,265	3,876
Capital Asset Management, Loan ID - R1D1391149 (J)	14.280	02-29-20	848	624
Capital Asset Management, Loan ID - R1D1391275	14.908	01-05-32	9,131	6,723
Capital Asset Management, Loan ID - R1D1391842	13.970	06-28-35	13,429	9,888
Capital Asset Management, Loan ID - R1D1392485 (J)	8.300	06-17-27	3,904	2,875
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	12

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1392795 (H)	5.000	10-14-21	5,716	$4,209
Capital Asset Management, Loan ID - R1D1393130 (J)	4.000	01-13-29	1,584	1,167
Capital Asset Management, Loan ID - R1D1394267 (J)	4.500	09-09-22	2,291	1,687
Capital Asset Management, Loan ID - R1D1394531	11.890	04-04-28	8,887	6,544
Capital Asset Management, Loan ID - R1D1395006 (H)	13.690	02-28-30	7,634	5,621
Capital Asset Management, Loan ID - R1D1399385 (J)	9.000	07-22-30	2,936	2,162
Capital Asset Management, Loan ID - R1D1402424	11.000	04-01-37	11,386	8,384
Capital Asset Management, Loan ID - R1D1402439	9.000	09-01-41	50,747	37,365
Capital Asset Management, Loan ID - R1D1404279	0.010	11-04-37	21,712	15,986
Capital Asset Management, Loan ID - R1D1404291	8.000	12-01-55	23,967	17,647
Capital Asset Management, Loan ID - R1D1405456	3.000	12-01-32	13,236	9,746
Capital Asset Management, Loan ID - R1D1405485 (H)	6.000	08-01-41	36,469	26,852
Capital Asset Management, Loan ID - R1D1406329 (J)	7.000	04-01-35	77,980	57,416
Capital Asset Management, Loan ID - R1D1409498	9.000	09-01-35	55,507	40,870
Capital Asset Management, Loan ID - R1D1409506	9.000	07-01-32	33,917	24,973
Capital Asset Management, Loan ID - R1D1409607	7.000	03-01-48	1,480	1,090
Capital Asset Management, Loan ID - R1D1410621 (J)	10.000	11-28-37	169,739	124,979
Capital Asset Management, Loan ID - R1D1493873 (J)	6.750	07-20-29	96,719	71,214
Capital Asset Management, Loan ID - R1D1526783 (H)	6.750	12-01-19	23,708	17,456
Capital Asset Management, Loan ID - R1D1538702	4.500	07-01-38	352,894	259,836
Capital Asset Management, Loan ID - R1D1582190 (J)	2.000	06-01-28	6,534	4,811
Capital Asset Management, Loan ID - R1D1582271 (J)	7.000	10-01-28	18,747	13,804
Capital Asset Management, Loan ID - R1D1582428 (H)	3.000	01-01-43	72,216	53,173
Capital Asset Management, Loan ID - R1D1582848 (J)	13.990	05-24-29	11,335	8,346
Capital Asset Management, Loan ID - R1D1584709	2.000	02-01-31	7,020	5,169
13	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1584745	4.000	12-01-36	20,797	$15,313
Capital Asset Management, Loan ID - R1D1584833	11.975	04-01-31	17,880	13,165
Capital Asset Management, Loan ID - R1D1585078 (H)	12.250	04-01-24	3,891	2,865
CTF Asset Management, Loan ID - R1D861192126	7.500	01-01-52	50,000	43,010
CTF Asset Management, Loan ID - R1D861221792	7.500	01-01-52	50,000	43,010
CTF Asset Management, Loan ID - R1D861527735	7.500	03-01-52	50,000	43,010
CTF Asset Management, Loan ID - R1D862116231	7.500	03-01-52	186,001	159,998
CTF Asset Management, Loan ID - R1D862166335	8.000	03-01-52	50,000	43,010
CTF Asset Management, Loan ID - R1D862302948	8.000	04-01-52	48,767	41,949
CTF Asset Management, Loan ID - R1D862332325	7.500	04-01-52	500,000	430,100
CTF Asset Management, Loan ID - R1D862389291	8.500	04-01-52	300,000	258,060
CTF Asset Management, Loan ID - R1D862399514	7.500	04-01-52	50,000	43,010
CTF Asset Management, Loan ID - R1D862440813	8.500	05-01-52	92,000	79,138
CTF Asset Management, Loan ID - R1D862465398	9.000	05-01-52	25,000	21,505
CTF Asset Management, Loan ID - R1D862525936	9.500	05-01-52	50,000	43,010
CTF Asset Management, Loan ID - R1D862651740	8.000	06-01-52	51,940	44,679
CTF Asset Management, Loan ID - R1D862651831	9.000	06-01-52	66,233	56,973
CTF Asset Management, Loan ID - R1D862687082 (J)	9.500	06-01-52	48,842	42,014
CTF Asset Management, Loan ID - R1D862731658	8.500	06-01-52	59,500	51,182
CTF Asset Management, Loan ID - R1D862732045	8.500	06-01-52	50,000	43,010
CTF Asset Management, Loan ID - R1D862739529	8.500	06-01-52	8,340	7,174
CTF Asset Management, Loan ID - R1D862750401	8.500	06-01-52	72,500	62,365
CTF Asset Management, Loan ID - R1D862750500	8.500	06-01-52	477,000	410,315
CTF Asset Management, Loan ID - R1D862750765	8.500	06-01-52	86,300	74,235
CTF Asset Management, Loan ID - R1D862799119	9.000	07-01-52	49,425	42,515
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	14

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
CTF Asset Management, Loan ID - R1D862829270	8.500	07-01-52	49,184	$42,308
CTF Asset Management, Loan ID - R1D862849351	9.000	07-01-52	151,198	130,061
CTF Asset Management, Loan ID - R1D862876396	8.500	07-01-52	60,500	52,042
CTF Asset Management, Loan ID - R1D862922356	8.500	07-01-52	24,596	21,157
CTF Asset Management, Loan ID - R1D865490872	8.500	07-01-52	141,000	121,288
CTF Asset Management, Loan ID - R1D865490948	10.250	08-01-52	50,000	43,010
CTF Asset Management, Loan ID - R1D865490955	10.250	08-01-52	572,500	492,465
CTF Asset Management, Loan ID - R1D865490971	10.000	08-01-52	54,743	47,090
CTF Asset Management, Loan ID - R1D865490997	10.250	08-01-52	52,425	45,096
CTF Asset Management, Loan ID - R1D865491029	10.250	08-01-52	7,900	6,796
CTF Asset Management, Loan ID - R1D865491052	10.000	09-01-52	100,158	86,156
CTF Asset Management, Loan ID - R1D865491078	10.250	08-01-52	20,000	17,204
CTF Asset Management, Loan ID - R1D865491102	10.000	09-01-52	50,000	43,010
CTF Asset Management, Loan ID - R1D865491136	10.000	09-01-52	57,437	49,407
CTF Asset Management, Loan ID - R1D865491185	10.250	10-01-52	50,000	43,010
CTF Asset Management, Loan ID - R1D865491219	10.250	10-01-52	225,000	193,545
CTF Asset Management, Loan ID - R1D89160038038 (J)	12.200	12-01-36	67,422	57,996
CTF Asset Management, Loan ID - R1D89160044688	4.750	04-01-64	190,907	164,218
CTF Asset Management, Loan ID - R1D89160044690	0.000	07-01-37	11,923	10,256
CTF Asset Management, Loan ID - R1D89160044748	11.700	05-01-39	14,716	12,658
CTF Asset Management, Loan ID - R1D89160045474	8.000	06-01-53	21,946	18,878
CTF Asset Management, Loan ID - R1D89160045528	6.000	07-01-29	29,012	24,956
CTF Asset Management, Loan ID - R1D89160046378 (H)	7.000	09-01-63	74,686	64,245
CTF Asset Management, Loan ID - R1D89160058918	5.250	11-01-52	87,894	75,606
CTF Asset Management, Loan ID - R1D89160058998	9.000	12-01-42	32,818	28,230
15	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
CTF Asset Management, Loan ID - R1D89160059480	6.000	11-01-51	191,165	$164,440
CTF Asset Management, Loan ID - R1D89160059548	9.000	06-01-42	41,680	35,853
CTF Asset Management, Loan ID - R1D89160061974	9.000	03-01-43	74,069	63,714
CTF Asset Management, Loan ID - R1D89160061988	9.000	05-01-42	46,144	39,693
CTF Asset Management, Loan ID - R1D89160062096	7.000	09-15-52	117,442	101,024
CTF Asset Management, Loan ID - R1D89160062110	8.000	10-01-41	51,334	44,157
CTF Asset Management, Loan ID - R1D89160062114	4.250	06-15-51	85,440	73,495
CTF Asset Management, Loan ID - R1D89160062136	8.000	07-01-51	125,171	107,672
CTF Asset Management, Loan ID - R1D89160067642	8.000	06-01-52	74,221	63,845
CTF Asset Management, Loan ID - R1D89160069322	7.500	07-15-52	122,248	105,158
CTF Asset Management, Loan ID - R1D89160070252 (J)	9.375	06-01-37	55,282	47,553
CTF Asset Management, Loan ID - R1D89160070254	9.250	09-20-31	56,886	48,933
CTF Asset Management, Loan ID - R1D89160070258	6.000	05-01-42	39,973	34,384
CTF Asset Management, Loan ID - R1D89160070304	12.000	09-01-62	22,365	19,239
CTF Asset Management, Loan ID - R1D89160074370	6.750	07-01-36	41,859	36,007
CTF Asset Management, Loan ID - R1D89160075026	8.000	05-20-49	73,930	63,594
CTF Asset Management, Loan ID - R1D89160076994	7.250	11-01-60	152,583	131,252
CTF Asset Management, Loan ID - R1D89160080328	6.000	12-20-33	285,675	245,737
CTF Asset Management, Loan ID - R1D89160080998 (J)	5.750	03-20-37	79,373	68,277
CTF Asset Management, Loan ID - R1D89160082270	7.115	08-01-37	61,804	53,164
CTF Asset Management, Loan ID - R1D89160082820	7.989	10-01-42	103,058	88,650
CTF Asset Management, Loan ID - R1D89160082824	7.874	11-01-52	42,620	36,662
CTF Asset Management, Loan ID - R1D89160083650	5.890	01-01-28	61,000	52,472
CTF Asset Management, Loan ID - R1D89160083654	6.000	09-01-27	159,895	137,542
CTF Asset Management, Loan ID - R1D89160083656	5.800	04-01-53	81,835	70,395
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	16

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
CTF Asset Management, Loan ID - R1D89160083658 (J)	5.500	03-01-28	124,187	$106,826
CTF Asset Management, Loan ID - R1D89160083660	6.120	02-01-28	146,238	125,794
CTF Asset Management, Loan ID - R1D89160083666	9.250	06-01-26	46,930	40,369
CTF Asset Management, Loan ID - R1D89160083668	8.500	07-01-42	36,720	31,586
CTF Asset Management, Loan ID - R1D89160083676	6.000	08-01-27	106,891	91,948
CTF Asset Management, Loan ID - R1D89160083678	5.000	07-01-27	38,608	33,211
CTF Asset Management, Loan ID - R1D89160083682 (H)	5.875	04-15-53	130,713	112,440
CTF Asset Management, Loan ID - R1D89160083702	5.250	07-01-26	148,902	128,085
CTF Asset Management, Loan ID - R1D89160083706	9.500	10-01-35	47,564	40,914
CTF Asset Management, Loan ID - R1D89160084244	14.999	01-01-53	29,235	25,148
CTF Asset Management, Loan ID - R1D89160085000	11.250	11-01-43	72,331	62,219
CTF Asset Management, Loan ID - R1D89160086154	8.990	09-01-38	71,089	61,151
CTF Asset Management, Loan ID - R1D89160086156	8.990	09-01-38	65,370	56,231
CTF Asset Management, Loan ID - R1D89160086190	5.000	06-01-50	76,719	65,993
CTF Asset Management, Loan ID - R1D89160086660	11.699	12-01-52	46,913	40,355
CTF Asset Management, Loan ID - R1D89160086670	11.549	12-01-53	58,569	50,381
CTF Asset Management, Loan ID - R1D89160087568	10.000	05-01-36	126,071	108,446
CTF Asset Management, Loan ID - R1D89992031886 (J)	9.500	06-01-30	11,794	10,146
PPR Capital Management, Loan ID - R1D51303030492	8.750	10-01-62	46,668	27,968
PPR Capital Management, Loan ID - R1D51403030022 (J)	9.125	09-01-25	153,406	91,936
PPR Capital Management, Loan ID - R1D51403030279 (J)	5.100	10-01-36	85,282	51,109
PPR Capital Management, Loan ID - R1D51403030352 (J)	7.000	11-01-35	87,440	52,403
PPR Capital Management, Loan ID - R1D51403030948 (J)	9.900	05-22-38	22,967	13,764
PPR Capital Management, Loan ID - R1D51502010013	8.350	11-01-42	5,589	3,349
PPR Capital Management, Loan ID - R1D51506010146	7.250	12-01-46	67,743	40,598
17	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
PPR Capital Management, Loan ID - R1D51506010444 (J)	9.500	01-01-52	51,258	$30,719
PPR Capital Management, Loan ID - R1D51506010469 (H)	9.750	09-01-36	22,455	13,458
PPR Capital Management, Loan ID - R1D51507010001 (H)	7.000	01-01-28	4,266	2,557
PPR Capital Management, Loan ID - R1D51605010212	7.250	06-01-31	19,124	11,461
PPR Capital Management, Loan ID - R1D51611010043 (J)	9.990	01-01-21	7,162	4,292
PPR Capital Management, Loan ID - R1D51805030001	7.250	03-20-43	18,546	11,115
PPR Capital Management, Loan ID - R1D51808040029 (J)	9.000	06-01-41	17,925	10,743
PPR Capital Management, Loan ID - R1D51812030089	4.000	08-01-47	68,461	41,028
PPR Capital Management, Loan ID - R1D51812030096	13.500	07-01-36	25,671	15,385
PPR Capital Management, Loan ID - R1D51812030180	7.000	02-01-50	116,756	69,972
PPR Capital Management, Loan ID - R1D51903040003 (J)	5.000	01-01-30	12,507	7,495
PPR Capital Management, Loan ID - R1D51903040192	11.625	02-01-37	74,334	44,548
PPR Capital Management, Loan ID - R1D51904010040 (J)	6.250	09-01-51	123,539	74,037
PPR Capital Management, Loan ID - R1D51906030034	6.000	12-01-48	212,701	127,472
PPR Capital Management, Loan ID - R1D52007020001	8.500	04-01-38	18,983	11,377
PPR Capital Management, Loan ID - R1D52110130001 (J)	7.500	05-18-42	96,884	58,063
Shelving Rock, Loan ID - R1D71005316541	7.000	06-01-31	12,481	10,469
Shelving Rock, Loan ID - R1D71005330611	5.750	08-25-26	23,025	19,314
Shelving Rock, Loan ID - R1D71005332444	6.000	10-01-31	24,424	20,487
Shelving Rock, Loan ID - R1D71005349123 (J)	7.000	10-01-31	10,371	8,699
Shelving Rock, Loan ID - R1D71006123597	6.125	11-01-26	162,575	136,368
Shelving Rock, Loan ID - R1D7110507803	8.875	03-01-27	18,516	15,531
Shelving Rock, Loan ID - R1D7111713993	6.000	12-01-26	31,782	26,658
Shelving Rock, Loan ID - R1D7120449362	8.375	03-15-31	12,702	10,655
Shelving Rock, Loan ID - R1D7131263557	10.625	03-01-27	98,309	82,462
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	18

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D7132056137	5.500	10-01-26	113,546	$95,242
Shelving Rock, Loan ID - R1D7138556254	7.000	10-01-28	47,974	40,240
Shelving Rock, Loan ID - R1D714141816	6.500	08-01-36	314,122	263,485
Shelving Rock, Loan ID - R1D7146417973	5.000	11-15-26	46,458	38,969
Shelving Rock, Loan ID - R1D7146861634	10.250	11-13-31	47,400	39,759
Shelving Rock, Loan ID - R1D7147658590	10.525	01-01-27	295,327	247,720
Shelving Rock, Loan ID - R1D7147758371	7.900	05-01-41	2,735	2,294
Shelving Rock, Loan ID - R1D7149559183	4.750	03-01-43	47,972	40,239
Shelving Rock, Loan ID - R1D7149677942	6.000	07-01-26	97,813	82,045
Shelving Rock, Loan ID - R1D7150056432	7.000	08-01-28	108,610	91,102
Shelving Rock, Loan ID - R1D715011	7.000	02-01-37	143,212	120,126
Shelving Rock, Loan ID - R1D7150554252	7.375	05-01-27	60,874	51,061
Shelving Rock, Loan ID - R1D715103820	5.000	12-01-41	49,526	41,542
Shelving Rock, Loan ID - R1D7151175171	6.000	06-01-38	20,170	16,919
Shelving Rock, Loan ID - R1D7152139837	7.750	10-01-29	164,121	137,665
Shelving Rock, Loan ID - R1D7152394494	10.250	11-01-31	61,234	51,363
Shelving Rock, Loan ID - R1D7152875318	6.500	01-01-27	68,105	57,127
Shelving Rock, Loan ID - R1D7153215845	10.875	04-01-29	36,770	30,842
Shelving Rock, Loan ID - R1D7153283112	10.750	10-01-27	31,408	26,345
Shelving Rock, Loan ID - R1D7153331975	8.750	02-01-27	57,529	48,255
Shelving Rock, Loan ID - R1D7153681515	5.000	04-01-28	67,774	56,849
Shelving Rock, Loan ID - R1D7154664695	8.750	04-01-37	42,961	36,036
Shelving Rock, Loan ID - R1D7154844109	10.375	02-01-27	167,964	140,888
Shelving Rock, Loan ID - R1D7155064828	2.000	01-01-32	10,889	9,134
Shelving Rock, Loan ID - R1D7155104113 (H)	5.500	02-01-25	77,406	64,929
19	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D7155528458	9.500	01-01-32	26,922	$22,582
Shelving Rock, Loan ID - R1D7156105663	8.250	01-01-29	43,638	36,603
Shelving Rock, Loan ID - R1D7156530174	7.250	04-01-28	88,720	74,419
Shelving Rock, Loan ID - R1D7157215669	6.500	02-01-44	5,903	4,951
Shelving Rock, Loan ID - R1D7157308823	8.000	03-01-29	74,944	62,863
Shelving Rock, Loan ID - R1D7158076955	11.250	03-01-32	139,068	116,651
Shelving Rock, Loan ID - R1D7158284666	8.250	03-01-28	50,190	42,099
Shelving Rock, Loan ID - R1D7159142975	8.875	05-01-37	24,481	20,535
Shelving Rock, Loan ID - R1D7190028	5.000	01-01-35	162,624	136,409
Shelving Rock, Loan ID - R1D728102939 (I)	7.250	04-01-26	70,919	59,487
Shelving Rock, Loan ID - R1D7358309	6.375	08-01-43	73,183	61,386
Shelving Rock, Loan ID - R1D7358890 (J)	7.500	12-01-29	189,620	159,054
Shelving Rock, Loan ID - R1D7371699	4.000	05-01-32	151,493	127,073
Shelving Rock, Loan ID - R1D7372448	9.000	05-01-37	244,653	205,215
Shelving Rock, Loan ID - R1D7379247	7.000	10-01-29	62,717	52,607
Shelving Rock, Loan ID - R1D7403476 (J)	7.750	10-01-35	19,112	16,032
Shelving Rock, Loan ID - R1D7501299 (I)	10.125	04-01-26	35,573	29,838
Shelving Rock, Loan ID - R1D7501374	9.500	10-01-26	44,440	37,276
Shelving Rock, Loan ID - R1D7612362392 (J)	7.325	08-01-25	75,201	63,079
Shelving Rock, Loan ID - R1D7612363572	10.000	08-01-36	8,468	7,103
Shelving Rock, Loan ID - R1D7612563619 (I)(J)	5.000	12-01-25	35,332	29,636
Shelving Rock, Loan ID - R1D7612687814	7.625	05-01-27	70,812	59,397
Shelving Rock, Loan ID - R1D7612782771	12.250	09-01-28	4,775	4,005
Shelving Rock, Loan ID - R1D7612791616 (J)	6.490	12-01-36	134,985	113,226
Shelving Rock, Loan ID - R1D7612815027	8.312	01-01-37	52,876	44,353
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	20

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D7612822130	7.000	02-01-28	41,779	$35,044
Shelving Rock, Loan ID - R1D7612845552	6.000	12-01-26	54,466	45,686
Shelving Rock, Loan ID - R1D7612870923	9.625	06-01-33	30,271	25,391
Shelving Rock, Loan ID - R1D7612900092 (J)	9.625	08-01-25	14,263	11,964
Shelving Rock, Loan ID - R1D7612916767 (I)	5.500	12-01-28	142,280	119,345
Shelving Rock, Loan ID - R1D7612930362 (J)	6.750	12-01-28	94,632	79,377
Shelving Rock, Loan ID - R1D7612930867	6.000	03-01-30	98,142	82,322
Shelving Rock, Loan ID - R1D7612934083	6.000	12-01-31	36,247	30,404
Shelving Rock, Loan ID - R1D7612946632 (J)	8.000	04-01-26	96,005	80,529
Shelving Rock, Loan ID - R1D7612968586 (J)	5.000	05-01-25	68,107	57,129
Shelving Rock, Loan ID - R1D7612982157	9.125	12-01-31	15,229	12,774
Shelving Rock, Loan ID - R1D7612984567	5.375	01-01-32	65,509	54,949
Shelving Rock, Loan ID - R1D7612987701	5.250	01-01-32	33,522	28,118
Shelving Rock, Loan ID - R1D7612987966	6.250	08-01-26	54,561	45,765
Shelving Rock, Loan ID - R1D7612994574	7.875	12-01-31	45,114	37,841
Shelving Rock, Loan ID - R1D7613006691	7.500	05-01-27	58,389	48,977
Shelving Rock, Loan ID - R1D7613024009	7.500	01-01-32	55,919	46,905
Shelving Rock, Loan ID - R1D7613048636	8.000	06-01-30	38,086	31,946
Shelving Rock, Loan ID - R1D7613050301 (J)	8.000	04-01-29	19,787	16,598
Shelving Rock, Loan ID - R1D7613070523	6.000	02-01-30	70,943	59,507
Shelving Rock, Loan ID - R1D7613081298	8.375	01-01-28	41,363	34,695
Shelving Rock, Loan ID - R1D7613115377	9.125	03-01-32	3,871	3,247
Shelving Rock, Loan ID - R1D7613121615	7.000	09-01-29	172,320	144,542
Shelving Rock, Loan ID - R1D7613170885 (J)	7.000	04-01-25	55,924	46,909
Shelving Rock, Loan ID - R1D7613171974	9.250	04-01-37	41,230	34,583
21	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D7613181106	8.000	05-01-37	8,613	$7,225
Shelving Rock, Loan ID - R1D7613184407	8.625	03-01-35	23,233	19,488
Shelving Rock, Loan ID - R1D7613190008 (J)	8.500	05-01-25	75,279	63,144
Shelving Rock, Loan ID - R1D7613190438	5.000	01-01-27	108,864	91,315
Shelving Rock, Loan ID - R1D7613192491	5.000	03-01-29	44,830	37,603
Shelving Rock, Loan ID - R1D7613201664	5.000	04-01-32	47,611	39,936
Shelving Rock, Loan ID - R1D7613204593	6.000	02-01-27	112,632	94,476
Shelving Rock, Loan ID - R1D7614380152	7.500	06-01-27	125,526	105,291
Shelving Rock, Loan ID - R1D7616147567	11.900	08-01-37	66,728	55,972
Shelving Rock, Loan ID - R1D7618434583	9.000	02-01-30	75,250	63,119
Shelving Rock, Loan ID - R1D7618446017	9.375	12-01-31	15,028	12,606
Shelving Rock, Loan ID - R1D7618446488	5.000	12-01-28	108,541	91,044
Shelving Rock, Loan ID - R1D7618452353	9.875	03-01-27	38,524	32,314
Shelving Rock, Loan ID - R1D76865188 (J)	11.725	05-01-25	60,887	51,072
Shelving Rock, Loan ID - R1D772832781	6.750	04-01-28	15,315	12,846
Shelving Rock, Loan ID - R1D789786346	7.750	01-01-29	160,809	134,887
Shelving Rock, Loan ID - R1D789806906	5.000	08-01-32	196,297	164,654
Shelving Rock, Loan ID - R1D789909929	7.375	12-01-27	56,983	47,797
Shelving Rock, Loan ID - R1D789914746	8.000	12-01-27	30,988	25,992
Shelving Rock, Loan ID - R1D789919476 (J)	6.000	09-01-25	83,157	69,752
Shelving Rock, Loan ID - R1D789919657 (H)	7.000	02-01-27	230,697	193,508
Shelving Rock, Loan ID - R1D789931830	8.000	02-01-32	62,134	52,118
Shelving Rock, Loan ID - R1D789987287	8.125	03-01-37	34,022	28,538
Shelving Rock, Loan ID - R1D789996254	8.000	06-01-29	64,576	54,166
Shelving Rock, Loan ID - R1D789997444	10.325	09-01-26	51,014	42,791
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	22

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D91004717785 (H)	6.000	05-16-29	139,263	$107,776
Shelving Rock, Loan ID - R1D91004729618 (J)	4.500	01-17-37	20,445	15,822
Shelving Rock, Loan ID - R1D91004736151	3.500	12-07-36	82,489	63,838
Shelving Rock, Loan ID - R1D91005327572	7.000	09-20-29	95,455	73,873
Shelving Rock, Loan ID - R1D91005337038	6.500	11-20-29	126,544	97,932
Shelving Rock, Loan ID - R1D91084131 (I)	6.500	03-01-26	49,884	38,605
Shelving Rock, Loan ID - R1D912791 (J)	9.375	12-01-27	71,821	55,583
Shelving Rock, Loan ID - R1D9131159016 (H)	9.990	12-01-26	73,889	57,183
Shelving Rock, Loan ID - R1D9131945755 (J)	12.125	04-25-29	48,373	37,436
Shelving Rock, Loan ID - R1D9141942568 (J)	7.000	01-01-28	79,729	61,702
Shelving Rock, Loan ID - R1D9142583663	0.000	01-25-50	44,302	34,285
Shelving Rock, Loan ID - R1D9146661473 (J)	7.000	12-01-36	86,743	67,130
Shelving Rock, Loan ID - R1D9146948925	5.000	10-01-27	195,900	151,607
Shelving Rock, Loan ID - R1D9148123833 (J)	10.400	08-01-25	50,787	39,304
Shelving Rock, Loan ID - R1D9148506475	2.000	02-01-42	64,523	49,934
Shelving Rock, Loan ID - R1D9148600650 (H)	8.500	02-01-42	40,215	31,123
Shelving Rock, Loan ID - R1D9150222640	9.250	08-01-29	65,118	50,394
Shelving Rock, Loan ID - R1D9155752270	7.125	07-01-28	82,809	64,086
Shelving Rock, Loan ID - R1D9155934430 (J)	9.375	04-01-30	40,784	31,563
Shelving Rock, Loan ID - R1D9156031844 (J)	11.500	02-25-32	36,599	28,324
Shelving Rock, Loan ID - R1D9157715050	6.000	03-01-42	21,564	16,689
Shelving Rock, Loan ID - R1D9158148327 (J)	8.375	08-01-28	57,412	44,431
Shelving Rock, Loan ID - R1D9158148855	7.000	04-01-29	129,266	100,039
Shelving Rock, Loan ID - R1D9158767452	9.000	04-01-37	66,536	51,492
Shelving Rock, Loan ID - R1D9158789377	9.250	03-01-29	29,360	22,722
23	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D9158991614	0.000	06-25-41	52,641	$40,739
Shelving Rock, Loan ID - R1D9200612828	7.500	03-15-29	94,812	73,375
Shelving Rock, Loan ID - R1D9241924992	10.610	09-01-27	71,011	54,955
Shelving Rock, Loan ID - R1D9249324178	6.000	08-01-36	50,940	39,422
Shelving Rock, Loan ID - R1D9284407970	11.000	11-02-35	4,504	3,486
Shelving Rock, Loan ID - R1D930560148 (J)	4.830	09-01-28	101,519	78,566
Shelving Rock, Loan ID - R1D9310904 (J)	7.600	01-15-29	88,975	68,858
Shelving Rock, Loan ID - R1D9371864	9.000	11-01-29	53,845	41,671
Shelving Rock, Loan ID - R1D9372093 (J)	8.000	01-01-34	55,621	43,045
Shelving Rock, Loan ID - R1D9379972	5.000	12-01-36	130,407	100,922
Shelving Rock, Loan ID - R1D9400157	8.500	10-20-31	27,570	21,336
Shelving Rock, Loan ID - R1D9500145 (H)	6.975	07-01-41	134,297	103,933
Shelving Rock, Loan ID - R1D9610225724 (H)	12.300	05-01-27	76,967	59,565
Shelving Rock, Loan ID - R1D9612072348	0.000	05-01-31	17,190	13,303
Shelving Rock, Loan ID - R1D9612761841 (J)	7.000	09-01-28	55,128	42,663
Shelving Rock, Loan ID - R1D9612799072 (J)	9.500	12-01-36	31,381	24,286
Shelving Rock, Loan ID - R1D9612818088	9.125	02-01-32	72,859	56,386
Shelving Rock, Loan ID - R1D9612840629 (J)	8.063	06-01-30	67,302	52,085
Shelving Rock, Loan ID - R1D9612844068 (J)	6.250	08-01-29	135,783	105,083
Shelving Rock, Loan ID - R1D9612943639 (H)	8.250	02-01-27	58,476	45,255
Shelving Rock, Loan ID - R1D9612960286 (H)	0.000	06-01-45	34,865	26,982
Shelving Rock, Loan ID - R1D9612970285	9.375	06-01-33	16,434	12,718
Shelving Rock, Loan ID - R1D9612980318	0.000	06-01-31	3,860	2,987
Shelving Rock, Loan ID - R1D9612999292 (J)	5.500	02-01-27	426,288	329,904
Shelving Rock, Loan ID - R1D9612999375	10.125	09-01-29	23,909	18,504
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	24

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D9613041136	10.250	01-01-32	35,531	$27,497
Shelving Rock, Loan ID - R1D9613052844	8.000	02-01-32	34,798	26,930
Shelving Rock, Loan ID - R1D9613067354	9.125	03-01-27	5,858	4,533
Shelving Rock, Loan ID - R1D9613089978	0.000	02-01-31	14,668	11,352
Shelving Rock, Loan ID - R1D9613099894 (H)	7.875	11-01-29	74,018	57,282
Shelving Rock, Loan ID - R1D9613107093 (J)	6.750	03-01-28	109,030	84,378
Shelving Rock, Loan ID - R1D9613127596 (J)	8.875	03-01-26	18,015	13,942
Shelving Rock, Loan ID - R1D9613142967	10.125	05-01-29	13,636	10,553
Shelving Rock, Loan ID - R1D9613176767	0.000	04-01-34	27,447	21,241
Shelving Rock, Loan ID - R1D9613184639	8.875	03-01-27	46,521	36,002
Shelving Rock, Loan ID - R1D9613207661 (J)	8.500	04-01-32	52,953	40,980
Shelving Rock, Loan ID - R1D9614389724	6.250	11-01-29	166,673	128,988
Shelving Rock, Loan ID - R1D9615372729	6.000	09-01-28	71,580	55,396
Shelving Rock, Loan ID - R1D9616148953 (I)	6.850	04-01-26	133,296	103,157
Shelving Rock, Loan ID - R1D9616189072 (J)	0.000	11-01-36	54,602	42,257
Shelving Rock, Loan ID - R1D9617588413	6.500	09-01-28	179,460	138,884
Shelving Rock, Loan ID - R1D9617704952 (J)	9.250	05-01-29	40,580	31,405
Shelving Rock, Loan ID - R1D9617982608	8.000	06-01-29	147,529	114,172
Shelving Rock, Loan ID - R1D9618205744 (J)	7.823	03-25-31	36,705	28,406
Shelving Rock, Loan ID - R1D9618442362	7.000	12-01-36	57,412	44,431
Shelving Rock, Loan ID - R1D9618448088	8.000	02-01-28	27,202	21,052
Shelving Rock, Loan ID - R1D9618449102	7.750	05-01-29	65,629	50,790
Shelving Rock, Loan ID - R1D9618450936	6.250	06-01-29	88,235	68,285
Shelving Rock, Loan ID - R1D9618452650 (J)	6.875	05-01-25	141,023	109,137
Shelving Rock, Loan ID - R1D989786385	6.000	09-01-27	132,184	102,297
25	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D989786394 (J)	8.750	11-01-29	54,345	$42,058
Shelving Rock, Loan ID - R1D989906775 (J)	11.250	07-01-26	4,797	3,713
Shelving Rock, Loan ID - R1D989925469	0.000	11-01-30	17,349	13,426
Shelving Rock, Loan ID - R1D989993682	7.500	02-01-31	25,210	19,510
JH Residential Whole Loan Trust II (F)(G) 7.3%				19,199,226
Achieve, Loan ID - R21032974202	15.250	10-01-33	37,015	38,229
Achieve, Loan ID - R2697191229	10.125	12-01-35	65,159	67,296
Achieve, Loan ID - R2697191237	7.375	12-01-55	124,576	128,662
Achieve, Loan ID - R2697191245	10.000	12-01-35	85,781	88,595
Achieve, Loan ID - R2697191252	9.375	12-01-35	17,631	18,209
Achieve, Loan ID - R2697191260	9.500	12-01-40	41,603	42,967
Achieve, Loan ID - R2697191278	7.625	12-01-45	8,777	9,065
Achieve, Loan ID - R2697191286	7.125	12-01-35	48,941	50,546
Achieve, Loan ID - R2697191294	8.750	12-01-35	39,517	40,813
Achieve, Loan ID - R2697191302	10.875	12-01-55	107,726	111,260
Achieve, Loan ID - R2697191310	8.875	12-01-55	99,340	102,598
Achieve, Loan ID - R2697191328	11.000	12-01-40	114,625	118,385
Achieve, Loan ID - R2697191336	10.500	12-01-40	70,589	72,904
Achieve, Loan ID - R2697191344	10.750	12-01-35	19,796	20,445
Achieve, Loan ID - R2697191351	9.875	12-01-40	39,883	41,191
Achieve, Loan ID - R2697191369	8.625	12-01-45	55,962	57,798
Achieve, Loan ID - R2697191377	10.500	12-01-40	44,178	45,627
Achieve, Loan ID - R2697191385	7.750	12-01-40	26,151	27,008
Achieve, Loan ID - R2697191393	9.750	12-01-40	51,531	53,221
Achieve, Loan ID - R2697191401	11.000	12-01-45	77,254	79,788
Achieve, Loan ID - R2697191419	10.875	12-01-45	55,895	57,729
Achieve, Loan ID - R2697191427	8.375	12-01-35	49,498	51,121
Achieve, Loan ID - R2697191435	8.750	12-01-35	60,234	62,209
Achieve, Loan ID - R2697191443	9.000	12-01-40	49,944	51,582
Achieve, Loan ID - R2697191450	10.000	12-01-55	49,656	51,285
Achieve, Loan ID - R2697191468	7.125	12-01-35	41,243	42,596
Achieve, Loan ID - R2697191476	9.000	12-01-40	70,671	72,989
Achieve, Loan ID - R2697191484	7.500	12-01-55	223,562	230,894
Achieve, Loan ID - R2697191492	12.000	12-01-40	72,322	74,694
Achieve, Loan ID - R2697191518	9.125	12-01-40	65,197	67,336
Achieve, Loan ID - R2697191526	9.500	12-01-40	70,926	73,253
Achieve, Loan ID - R2697191534	9.250	12-01-35	65,239	67,379
Achieve, Loan ID - R2697191542	8.875	12-01-55	59,007	60,943
Achieve, Loan ID - R2697191559	11.250	12-01-55	38,022	39,269
Achieve, Loan ID - R2697191567	9.750	12-01-55	83,428	86,165
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	26

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2697191575	10.500	12-01-55	42,199	$43,583
Achieve, Loan ID - R2697191583	8.250	12-01-35	47,977	49,551
Achieve, Loan ID - R2697191591	8.750	12-01-40	67,757	69,979
Achieve, Loan ID - R2697191609	9.750	12-01-55	49,941	51,579
Achieve, Loan ID - R2697191617	10.500	12-01-55	71,991	74,352
Achieve, Loan ID - R2697191625	10.250	12-01-55	16,133	16,662
Achieve, Loan ID - R2697191633	7.125	12-01-40	53,081	54,822
Achieve, Loan ID - R2697191641	11.500	12-01-40	22,955	23,708
Achieve, Loan ID - R2697191658	8.500	12-01-35	48,424	50,013
Achieve, Loan ID - R2697191666	8.250	12-01-40	69,083	71,348
Achieve, Loan ID - R2697191674	6.750	12-01-35	75,358	77,830
Achieve, Loan ID - R2697191682	9.750	12-01-35	49,574	51,200
Achieve, Loan ID - R2697191690	9.375	12-01-35	101,130	104,447
Achieve, Loan ID - R2697191708	9.625	12-01-55	40,524	41,853
Achieve, Loan ID - R2697191716	9.500	12-01-40	94,517	97,617
Achieve, Loan ID - R2697191724	10.750	12-01-35	49,741	51,372
Achieve, Loan ID - R2697191732	10.375	12-01-55	33,415	34,511
Achieve, Loan ID - R2697191740	10.750	12-01-35	41,699	43,067
Achieve, Loan ID - R2697191757	8.500	12-01-35	29,123	30,079
Achieve, Loan ID - R2697191765	7.625	12-01-35	84,587	87,361
Achieve, Loan ID - R2697191773	12.000	12-01-40	75,136	77,601
Achieve, Loan ID - R2697191781	9.000	12-01-40	59,074	61,011
Achieve, Loan ID - R2697191799	11.750	12-01-35	51,560	53,251
Achieve, Loan ID - R2697191807	11.875	12-01-40	39,000	40,279
Achieve, Loan ID - R2697191815	10.750	12-01-40	36,133	37,318
Achieve, Loan ID - R2697191823	9.750	12-01-35	70,344	72,651
Achieve, Loan ID - R2697191831	9.250	12-01-45	60,074	62,044
Achieve, Loan ID - R2697191849	10.750	12-01-35	61,733	63,758
Achieve, Loan ID - R2697191864	12.250	12-01-35	30,489	31,489
Achieve, Loan ID - R2697191872	11.500	12-01-40	51,832	53,532
Achieve, Loan ID - R2697191880	9.250	12-01-35	15,786	16,304
Achieve, Loan ID - R2697191898	11.375	12-01-40	58,546	60,466
Achieve, Loan ID - R2697191906	10.750	12-01-35	81,675	84,353
Achieve, Loan ID - R2697191914	9.500	12-01-55	99,240	102,495
Achieve, Loan ID - R2697191922	8.500	12-01-35	46,812	48,347
Achieve, Loan ID - R2697191930	9.500	12-01-40	69,693	71,979
Achieve, Loan ID - R2697191948	10.250	12-01-40	68,317	70,557
Achieve, Loan ID - R2697191955	12.750	12-01-35	15,883	16,404
Achieve, Loan ID - R2697191963	11.125	12-01-55	95,109	98,228
Achieve, Loan ID - R2697191971	10.000	12-01-55	32,773	33,848
Achieve, Loan ID - R2697191989	10.500	12-01-40	101,688	105,023
Achieve, Loan ID - R2697191997	10.500	12-01-55	76,112	78,609
Achieve, Loan ID - R2697192003	9.750	12-01-35	46,243	47,760
Achieve, Loan ID - R2697192011	10.875	12-01-55	15,935	16,458
27	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2697192029	10.125	12-01-40	34,553	$35,686
Achieve, Loan ID - R2697192037	8.000	12-01-35	16,154	16,684
Achieve, Loan ID - R2697192045	11.000	12-01-35	40,574	41,905
Achieve, Loan ID - R2697192052	9.750	12-01-35	102,347	105,704
Achieve, Loan ID - R2697192078	10.500	12-01-40	75,920	78,410
Achieve, Loan ID - R2697192086	9.625	12-01-40	42,349	43,738
Achieve, Loan ID - R2697192094	10.500	12-01-35	78,093	80,654
Achieve, Loan ID - R2697192102	11.000	12-01-40	58,735	60,661
Achieve, Loan ID - R2697192110	11.150	12-01-40	42,501	43,895
Achieve, Loan ID - R2697192128	11.000	12-01-40	21,275	21,973
Achieve, Loan ID - R2697192136	7.875	12-01-40	149,115	154,006
Achieve, Loan ID - R2697192144	10.750	12-01-35	66,787	68,977
Achieve, Loan ID - R2697192151	11.250	12-01-35	49,491	51,115
Achieve, Loan ID - R2697192169	10.000	12-01-40	49,737	51,368
Achieve, Loan ID - R2697192177	9.375	12-01-35	92,524	95,559
Achieve, Loan ID - R2697192185	9.875	12-01-35	70,290	72,596
Achieve, Loan ID - R2697192193	10.875	12-01-35	49,002	50,609
Achieve, Loan ID - R2697192201	12.500	12-01-40	89,897	92,846
Achieve, Loan ID - R2697192219	9.875	12-01-55	33,768	34,875
Achieve, Loan ID - R2697192227	10.000	12-01-40	49,854	51,489
Achieve, Loan ID - R2697192235	10.250	12-01-40	85,791	88,605
Achieve, Loan ID - R2697192243	12.500	12-01-40	46,405	47,927
Achieve, Loan ID - R2697192250	8.750	12-01-35	56,022	57,860
Achieve, Loan ID - R2697192268	9.625	12-01-40	61,204	63,212
Achieve, Loan ID - R2697192276	9.250	12-01-35	50,198	51,844
Achieve, Loan ID - R2697192284	10.000	12-01-35	103,074	106,455
Achieve, Loan ID - R2697192292	10.625	12-01-40	129,329	133,571
Achieve, Loan ID - R2697192300	9.000	12-01-35	51,659	53,353
Achieve, Loan ID - R2697192318	10.750	12-01-35	51,249	52,929
Achieve, Loan ID - R2697192326	10.750	12-01-55	80,273	82,906
Achieve, Loan ID - R2697192334	10.500	12-01-40	148,089	152,946
Achieve, Loan ID - R2697192342	10.250	12-01-55	65,989	68,153
Achieve, Loan ID - R2697192359	6.740	12-01-35	75,496	77,973
Achieve, Loan ID - R2697192367	11.250	12-01-55	33,952	35,066
Achieve, Loan ID - R2697192375	11.375	12-01-40	34,062	35,180
Achieve, Loan ID - R2697192383	10.000	12-01-40	53,751	55,514
Achieve, Loan ID - R2697192391	10.250	12-01-45	99,542	102,807
Achieve, Loan ID - R2697192409	10.250	12-01-35	94,459	97,557
Achieve, Loan ID - R2697192417	11.000	12-01-40	74,390	76,830
Achieve, Loan ID - R2697192425	10.500	12-01-55	62,111	64,148
Achieve, Loan ID - R2697192441	8.375	12-01-35	91,612	94,617
Achieve, Loan ID - R2697192458	12.000	12-01-40	108,311	111,864
Achieve, Loan ID - R2697192466	10.625	12-01-45	94,738	97,845
Achieve, Loan ID - R2697192482	8.500	12-01-40	105,600	109,064
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	28

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2697192490	10.500	12-01-40	59,137	$61,076
Achieve, Loan ID - R2697192516	12.500	12-01-40	124,004	128,071
Achieve, Loan ID - R2697192524	9.000	12-01-35	44,567	46,029
Achieve, Loan ID - R2697192532	9.000	12-01-35	49,018	50,625
Achieve, Loan ID - R2697192540	10.750	12-01-55	52,128	53,837
Achieve, Loan ID - R2697192557	9.375	12-01-35	34,628	35,763
Achieve, Loan ID - R2697192565	10.125	12-01-55	179,303	185,184
Achieve, Loan ID - R2697192573	12.750	12-01-40	58,189	60,097
Achieve, Loan ID - R2697192581	8.750	12-01-55	100,335	103,626
Achieve, Loan ID - R2697192599	11.500	12-01-40	56,277	58,123
Achieve, Loan ID - R2697192607	10.250	12-01-40	64,365	66,476
Achieve, Loan ID - R2697192615	10.750	12-01-55	68,709	70,963
Achieve, Loan ID - R2697192623	12.500	12-01-40	16,784	17,334
Achieve, Loan ID - R2697192631	8.500	12-01-35	29,377	30,340
Achieve, Loan ID - R2697192649	11.250	12-01-40	49,366	50,985
Achieve, Loan ID - R2697192656	10.625	12-01-55	38,725	39,995
Achieve, Loan ID - R2697192664	11.250	12-01-40	89,002	91,922
Achieve, Loan ID - R2697192672	11.000	12-01-55	94,766	97,874
Achieve, Loan ID - R2697192680	10.750	12-01-35	45,568	47,062
Achieve, Loan ID - R2697192698	12.500	12-01-40	59,721	61,680
Achieve, Loan ID - R2697192706	7.875	12-01-35	35,244	36,400
Achieve, Loan ID - R2697192714	9.000	12-01-55	89,499	92,434
Achieve, Loan ID - R2697192722	11.500	12-01-40	40,233	41,553
Achieve, Loan ID - R2697192730 (J)	12.500	12-01-40	66,939	69,135
Achieve, Loan ID - R2697192748	9.250	12-01-55	197,620	204,102
Achieve, Loan ID - R2697192755	10.500	12-01-40	73,304	75,708
Achieve, Loan ID - R2697192763	7.750	12-01-35	21,831	22,547
Achieve, Loan ID - R2697192771	9.250	12-01-55	152,971	157,988
Achieve, Loan ID - R2697192789	9.000	12-01-35	51,254	52,935
Achieve, Loan ID - R2697192797	10.500	12-01-35	35,313	36,472
Achieve, Loan ID - R2697192805	10.500	12-01-40	96,505	99,670
Achieve, Loan ID - R2697192813	10.000	12-01-55	101,646	104,980
Achieve, Loan ID - R2697192821	10.625	12-01-55	114,387	118,138
Achieve, Loan ID - R2697192839	11.375	12-01-40	122,427	126,443
Achieve, Loan ID - R2697192847	11.000	12-01-40	86,387	89,220
Achieve, Loan ID - R2697192854	11.500	12-01-40	82,686	85,399
Achieve, Loan ID - R2697192862	7.375	12-01-35	32,154	33,209
Achieve, Loan ID - R2697192870	10.500	12-01-40	22,706	23,451
Achieve, Loan ID - R2697192888	9.000	12-01-40	41,753	43,123
Achieve, Loan ID - R2697192896	9.250	12-01-55	130,775	135,065
Achieve, Loan ID - R2697192904	10.000	12-01-40	85,291	88,089
Achieve, Loan ID - R2697192912	10.500	12-01-40	89,394	92,326
Achieve, Loan ID - R2697192920	10.875	12-01-40	74,933	77,391
Achieve, Loan ID - R2697192938	9.125	12-01-35	247,282	255,398
29	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2697192946	10.750	12-01-40	81,204	$83,867
Achieve, Loan ID - R2697192953	11.250	12-01-40	59,436	61,385
Achieve, Loan ID - R2697192961	10.250	12-01-40	44,917	46,390
Achieve, Loan ID - R2697192979	9.250	12-01-40	54,636	56,428
Achieve, Loan ID - R2697192987	10.625	12-01-40	107,707	111,240
Achieve, Loan ID - R2697192995	11.625	12-01-40	99,028	102,277
Achieve, Loan ID - R2697193001	9.000	12-01-35	138,010	142,537
Achieve, Loan ID - R2697193019	9.000	12-01-40	27,885	28,800
Achieve, Loan ID - R2697193027	7.750	12-01-45	85,176	87,970
Achieve, Loan ID - R2697193035	12.250	12-01-40	148,095	152,952
Achieve, Loan ID - R2697193043	12.500	12-01-40	101,893	105,235
Achieve, Loan ID - R2697193050	11.750	12-01-45	50,532	52,189
Achieve, Loan ID - R2697193068	7.250	12-01-35	61,865	63,894
Achieve, Loan ID - R2697193076	10.625	12-01-55	90,358	93,321
Achieve, Loan ID - R2697193084	9.875	12-01-35	62,355	64,401
Achieve, Loan ID - R2697193092	10.750	12-01-35	47,040	48,583
Achieve, Loan ID - R2697193100	8.500	12-01-35	60,228	62,204
Achieve, Loan ID - R2697193118	10.000	12-01-40	76,015	78,509
Achieve, Loan ID - R2697193126	10.250	12-01-35	106,549	110,044
Achieve, Loan ID - R2697193134	10.500	12-01-40	30,854	31,866
Achieve, Loan ID - R2697193142	12.250	12-01-40	45,418	46,907
Achieve, Loan ID - R2697193159	10.375	12-01-40	59,235	61,178
Achieve, Loan ID - R2697193167	9.625	12-01-35	15,185	15,683
Achieve, Loan ID - R2697193175	11.750	12-01-40	36,630	37,831
Achieve, Loan ID - R2697193183	9.000	12-01-40	61,291	63,302
Achieve, Loan ID - R2697193191	10.750	12-01-35	37,922	39,166
Achieve, Loan ID - R2697193209	8.500	12-01-35	50,682	52,345
Achieve, Loan ID - R2697193217	8.125	12-01-35	71,275	73,613
Achieve, Loan ID - R2697193225	11.375	12-01-55	148,906	153,790
Achieve, Loan ID - R2697193233	9.000	12-01-35	70,045	72,342
Achieve, Loan ID - R2697193241	10.125	12-01-45	141,489	146,130
Achieve, Loan ID - R2697193258	9.250	12-01-35	68,521	70,768
Achieve, Loan ID - R2697193282	9.750	12-01-35	68,580	70,830
Achieve, Loan ID - R2697193308	8.250	12-01-55	56,630	58,487
Achieve, Loan ID - R2697193316	9.500	12-01-40	60,650	62,640
Achieve, Loan ID - R2697193357	10.750	12-01-35	51,789	53,488
Achieve, Loan ID - R2697193423	7.375	12-01-55	84,706	87,485
Achieve, Loan ID - R2697193555	8.125	12-01-35	34,468	35,598
Achieve, Loan ID - R2697193605	10.500	12-01-40	76,710	79,226
Achieve, Loan ID - R2697193613	10.375	12-01-35	75,550	78,028
Achieve, Loan ID - R2697193639	9.250	12-01-55	22,539	23,278
Achieve, Loan ID - R2697193803	10.375	12-01-55	34,557	35,691
Achieve, Loan ID - R2697193878	12.250	12-01-35	138,073	142,602
Achieve, Loan ID - R2697210201	11.000	01-01-41	28,786	29,730
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	30

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2697331189	10.250	01-01-36	37,051	$38,266
Achieve, Loan ID - R2697331213	10.750	01-01-36	35,870	37,047
Achieve, Loan ID - R2697331270	10.000	01-01-36	55,877	57,710
Achieve, Loan ID - R2697331361	11.000	01-01-41	33,702	34,808
Achieve, Loan ID - R2697331395	11.000	01-01-41	148,127	152,986
Achieve, Loan ID - R2697331429	11.375	01-01-56	74,323	76,761
Achieve, Loan ID - R2697331494	11.250	01-01-41	33,622	34,725
Achieve, Loan ID - R2697331536	12.000	01-01-41	83,416	86,152
Achieve, Loan ID - R2697331668	10.750	01-01-46	85,115	87,907
Achieve, Loan ID - R2697331684	10.875	01-01-41	69,524	71,804
Achieve, Loan ID - R2697331700	10.500	01-01-41	118,768	122,663
Achieve, Loan ID - R2697331734	12.500	01-01-41	36,123	37,308
Achieve, Loan ID - R2697331742	12.000	01-01-41	48,569	50,162
Achieve, Loan ID - R2697458008	10.375	01-01-56	72,986	75,380
Achieve, Loan ID - R2697458073	11.375	01-01-41	53,791	55,556
Achieve, Loan ID - R2697458123	12.000	01-01-41	80,751	83,399
Achieve, Loan ID - R2697458156	10.625	01-01-36	39,126	40,409
Achieve, Loan ID - R2697458164	12.250	01-01-41	40,470	41,798
Achieve, Loan ID - R2697458230	12.500	01-01-41	29,561	30,530
Achieve, Loan ID - R2697458248	8.875	01-01-36	91,573	94,576
Achieve, Loan ID - R2697458289	11.000	01-01-41	80,976	83,632
Achieve, Loan ID - R2697458297	12.000	01-01-41	66,040	68,207
Achieve, Loan ID - R2697458438	9.500	01-01-36	34,502	35,634
Achieve, Loan ID - R2697458461	10.500	01-01-41	148,151	153,010
Achieve, Loan ID - R2697458495	9.000	01-01-56	50,011	51,652
Achieve, Loan ID - R2697458503	13.000	01-01-41	111,213	114,861
Achieve, Loan ID - R2697458511	10.875	01-01-56	50,555	52,213
Achieve, Loan ID - R2697497253	10.000	01-01-36	69,982	72,277
Achieve, Loan ID - R2697497329	9.500	01-01-56	96,227	99,383
Achieve, Loan ID - R2697497436	8.625	01-01-41	109,788	113,389
Achieve, Loan ID - R2697497550	9.000	01-01-56	81,864	84,549
Achieve, Loan ID - R2697497592	8.500	01-01-56	49,925	51,562
Achieve, Loan ID - R2697497626	9.000	01-01-36	73,729	76,147
Achieve, Loan ID - R2697497634	9.125	01-01-41	49,204	50,818
Achieve, Loan ID - R2697503944	8.250	01-01-41	48,080	49,657
Achieve, Loan ID - R2697503977	8.250	01-01-36	43,750	45,185
Achieve, Loan ID - R2697503993	8.625	01-01-36	27,527	28,430
Achieve, Loan ID - R2697504017	8.250	01-01-56	58,021	59,924
Achieve, Loan ID - R2697504025	10.500	01-01-41	143,558	148,267
Achieve, Loan ID - R2697504033	7.125	01-01-36	53,983	55,753
Achieve, Loan ID - R2697504058	9.000	01-01-46	28,861	29,807
Achieve, Loan ID - R2697504090	8.750	01-01-36	23,889	24,673
Achieve, Loan ID - R2697504157	8.125	01-01-46	80,196	82,826
Achieve, Loan ID - R2697504215	10.375	01-01-56	174,018	179,726
31	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2697556322	7.350	01-01-56	223,485	$230,816
Achieve, Loan ID - R2697556462	10.750	01-01-56	40,812	42,150
Achieve, Loan ID - R2697556546	9.000	01-01-41	93,893	96,972
Achieve, Loan ID - R2697556843	10.750	01-01-56	65,498	67,646
Achieve, Loan ID - R2697573525	9.125	02-01-36	30,031	31,016
Achieve, Loan ID - R2697573533	9.250	02-01-56	112,156	115,835
Achieve, Loan ID - R2697573616	11.250	02-01-36	103,347	106,737
Achieve, Loan ID - R2697573715	10.125	02-01-41	39,600	40,899
Achieve, Loan ID - R2697573848	11.750	02-01-41	67,755	69,977
Achieve, Loan ID - R2697573988	12.000	02-01-41	54,889	56,689
Achieve, Loan ID - R2697574002	11.500	02-01-41	109,700	113,298
Achieve, Loan ID - R2697574028	12.000	02-01-41	61,465	63,481
Achieve, Loan ID - R2697574036	10.125	02-01-56	72,413	74,789
Achieve, Loan ID - R2697574069	11.250	02-01-41	49,446	51,068
Achieve, Loan ID - R2697574143	9.875	02-01-36	96,890	100,068
Achieve, Loan ID - R2697712958	8.875	02-01-41	68,356	70,598

Achieve, Loan ID - R2697713139	10.250	02-01-36	47,893	49,464
Term loans (K) 14.7%				$39,068,668
(Cost $38,532,923)
Commercial real estate lending 11.3%				29,975,432
Clairemont Drive LLC, Term Loan (1 month CME Term SOFR + 7.000%) (F)	10.648	06-09-26	4,914,338	4,911,881
Genprov Holdco LLC, Term Loan (F)(J)	0.000	08-11-26	4,914,630	4,784,392
MCR Newark Airport LLC, Term Loan (1 month CME Term SOFR + 6.250%) (F)	9.898	04-11-27	4,751,364	4,746,138
Stevens Creek Boulevard, Term Loan (1 month CME Term SOFR + 5.800%) (F)	9.448	07-11-26	4,732,080	4,732,080
Verena at Gilbert, Delayed Draw Term Loan (1 month CME Term SOFR + 5.000%) (F)	8.648	01-11-27	4,808,153	4,800,941
Verena at Hillard, Term Loan (1 month CME Term SOFR + 5.350%) (F)	8.998	04-11-27	6,000,000	6,000,000
Equipment 3.4%				9,093,236
VCI Asset Holdings 1 LLC, Fixed Term Loan	10.000	11-20-30	8,550,000	9,093,236

Value
Special purpose vehicles 14.3%	$37,813,641
(Cost $35,245,295)
Industrials 10.5%	27,930,640
JH Arbor Leasing LLC (F)(H)(L)(M)	7,506,297
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	32

Value
Industrials (continued)
JH Finance LeaseCo LLC (L)(M)	$259,177
JH Liftco LLC (F)(L)(M)	11,389,345
JH Rail LLC (F)(L)(M)	8,775,821
Real estate 0.1%	146,099
JH REO Trust (F)(L)(M)	146,099
Transportation assets 3.7%	9,736,902
MSN 803 Trust (F)(L)(M)	9,736,902

	Rate (%)	Maturity date		Par value^	Value
Consumer-related assets 6.6%					$17,525,660
(Cost $17,036,970)
Consumer loans 6.6%					17,525,660
ACHV ABS Trust
Series 2023-3PL, Class R (A)(E)(F)	—	08-19-30		2,637	252,947
Series 2023-1PL, Class CERT (A)(E)	—	03-18-30		37,848	2,939,325
Avant Loans Funding Trust
Series 2025-REV1, Class D (A)	8.390	05-15-34		3,000,000	3,033,466
Series 2024-REV1, Class C (A)(B)	7.060	10-15-33		1,750,000	1,751,569
Best Egg Asset Structured Pass Through Master Trust
Series 2025-A, Class CERT (A)(E)(F)	—	01-15-35		3,003	283,319
Series 2025-C, Class CERT (A)(E)(F)	—	03-15-35		3,003	247,073
Series 2025-B, Class CERT (A)(E)(F)	—	02-15-35		3,003	401,237
Series 2025-D, Class CERT (A)(E)(F)	—	04-15-35		3,003	442,609
Credit Suisse ABS Repackaging Trust
Series 2013-A, Class R1 (A)(E)(F)	—	04-25-43		5,000	1,263,377
Freedom Financial ABS Trust
Series 2022-3FP, Class CERT (A)(E)	—	08-20-29		23,900	3,308,240
GreenSky Home Improvement Issuer Trust
Series 2025-2A, Class E (A)	7.790	06-25-60		1,000,000	1,013,940
Mosaic Solar Loan Trust

Series 2018-2GS, Class R IO (A)(E)	—	02-22-44		19,131,000	2,588,558
Profit participating notes 4.3%					$11,438,137
(Cost $11,352,397)
Corporate asset-based credit 4.2%					11,088,453
Tilapia Finance Profit Participating Notes, Series 2 (3 month EURIBOR + 6.900%) (C)(F)	9.099	12-12-33	EUR	938,388	1,088,453
Tilapia Finance Profit Participating Notes, Series 4 (3 month CME Term SOFR + 7.900%) (C)(F)	11.564	12-31-34		10,000,000	10,000,000
33	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Transportation assets 0.1%				$349,684
JH Aircraft Leasing 4535 (Ireland) Designated Activity Company (L)(N)	—	04-26-44	20,897,863	349,684

Corporate asset-based credit 1.9%				$4,995,265
(Cost $5,000,000)
Materials 1.9%				4,995,265
CG Finance A LP

Series 2023-1, Class A	11.500	06-28-28	5,000,000	4,995,265
Consumer loans 1.5%				$3,913,959
(Cost $4,029,881)
JH Consumer Loan Trust (F)(G) 1.5%				3,913,959
Achieve, Loan ID - C18648251	20.990	12-14-26	7,412	7,275
Achieve, Loan ID - C22902472	16.740	12-10-26	10,264	10,074
Achieve, Loan ID - C23301086	21.740	03-13-28	13,016	12,775
Achieve, Loan ID - C23500788	8.490	01-15-28	5,464	5,363
Achieve, Loan ID - C23964782	26.990	12-10-27	22,584	22,167
Achieve, Loan ID - C23966505	26.990	02-28-28	11,643	11,427
Achieve, Loan ID - C23988868	21.740	12-10-27	11,342	11,133
Achieve, Loan ID - C23992646	26.990	01-15-28	6,181	6,066
Achieve, Loan ID - C23992707	21.990	12-02-27	23,248	22,818
Achieve, Loan ID - C24002565	26.990	12-10-27	5,333	5,234
Achieve, Loan ID - C24100561	26.740	12-14-27	1,992	1,955
Achieve, Loan ID - C24119783	26.740	01-20-28	7,839	7,694
Achieve, Loan ID - C24178392	14.240	01-26-28	12,858	12,620
Achieve, Loan ID - C24219111	13.740	12-14-26	11,880	11,660
Achieve, Loan ID - C24228404	19.740	01-27-27	8,529	8,371
Achieve, Loan ID - C24234040	15.490	02-27-28	9,958	9,774
Achieve, Loan ID - C24281913	26.990	02-29-28	20,612	20,231
Achieve, Loan ID - C24284884	26.240	01-20-28	7,637	7,496
Achieve, Loan ID - C24328234	24.240	02-29-28	21,615	21,215
Achieve, Loan ID - C24332351	26.490	05-29-27	27,858	27,343
Achieve, Loan ID - C24702290	25.490	12-24-27	4,466	4,384
Achieve, Loan ID - C24708215	17.740	03-16-27	5,889	5,780
Achieve, Loan ID - C24770901	18.990	12-25-26	6,289	6,173
Achieve, Loan ID - C24783767	26.990	05-09-28	2,543	2,496
Achieve, Loan ID - C24785164	20.740	12-25-27	8,402	8,247
Achieve, Loan ID - C24786979 (H)	26.990	03-09-28	21,020	20,631
Achieve, Loan ID - C24808124 (H)	23.490	02-13-28	14,335	14,070
Achieve, Loan ID - C24842245	9.240	12-26-27	5,176	5,080
Achieve, Loan ID - C24891649	23.490	04-24-27	19,091	18,738
Achieve, Loan ID - C24929161	25.740	03-12-28	10,928	10,726
Achieve, Loan ID - C24941009 (H)	20.240	02-25-27	4,522	4,438
Achieve, Loan ID - C24941466	26.490	12-30-26	1,536	1,508
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	34

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C31322342	26.990	06-14-28	6,350	$6,233
Achieve, Loan ID - C31358659	20.740	06-12-28	5,747	5,640
Achieve, Loan ID - C31359319	21.740	06-12-28	5,956	5,846
Achieve, Loan ID - C31369376	19.240	06-30-28	1,677	1,646
Achieve, Loan ID - C31375823	24.240	06-18-27	7,203	7,069
Achieve, Loan ID - C31376581	18.990	06-16-28	6,680	6,557
Achieve, Loan ID - C31384566	26.990	09-26-28	16,054	15,757
Achieve, Loan ID - C31388466	20.490	06-13-28	8,349	8,194
Achieve, Loan ID - C31388907	20.740	06-16-27	14,334	14,069
Achieve, Loan ID - C31389230	26.990	06-16-28	1,054	1,034
Achieve, Loan ID - C31389544	18.240	10-15-26	11,351	11,141
Achieve, Loan ID - C31390921	22.490	06-13-27	1,932	1,896
Achieve, Loan ID - C31391521	26.990	06-14-28	5,432	5,331
Achieve, Loan ID - C31393020	26.990	07-27-28	4,495	4,412
Achieve, Loan ID - C31394748	23.990	06-29-27	4,821	4,732
Achieve, Loan ID - C31395045	22.990	05-01-28	7,334	7,198
Achieve, Loan ID - C31395796	24.240	07-30-28	9,625	9,447
Achieve, Loan ID - C31396148	21.740	02-28-29	16,246	15,946
Achieve, Loan ID - C31396302	26.990	07-26-28	5,739	5,633
Achieve, Loan ID - C31397404	20.740	10-24-26	4,391	4,310
Achieve, Loan ID - C31399171	22.990	06-29-28	18,734	18,387
Achieve, Loan ID - C31402076	24.240	08-27-26	3,717	3,649
Achieve, Loan ID - C31404074	14.740	06-25-27	5,723	5,617
Achieve, Loan ID - C31405619	23.740	06-16-28	5,790	5,683
Achieve, Loan ID - C31416188	26.990	06-20-28	12,515	12,284
Achieve, Loan ID - C31421074	22.740	06-23-27	8,275	8,122
Achieve, Loan ID - C31424651	26.990	06-14-28	5,951	5,841
Achieve, Loan ID - C31433338	16.490	06-16-26	3,229	3,170
Achieve, Loan ID - C31439606	18.990	09-30-27	9,447	9,272
Achieve, Loan ID - C31446756	18.990	06-29-27	5,784	5,677
Achieve, Loan ID - C32811890	18.740	12-21-27	22,810	22,388
Achieve, Loan ID - C34505570	17.240	11-17-26	2,914	2,860
Achieve, Loan ID - C34651006	25.240	11-06-27	5,731	5,625
Achieve, Loan ID - C34722397	13.990	11-20-27	6,324	6,207
Achieve, Loan ID - C34739349	25.990	12-28-28	4,685	4,599
Achieve, Loan ID - C34763286	14.490	11-20-26	5,067	4,973
Achieve, Loan ID - C34778675 (H)	19.990	10-06-27	10,862	10,661
Achieve, Loan ID - C34779309	21.240	11-21-27	7,796	7,652
Achieve, Loan ID - C34822398	21.240	11-17-27	7,634	7,493
Achieve, Loan ID - C34859657	25.990	11-18-28	16,026	15,730
Achieve, Loan ID - C34873664	25.990	12-20-28	11,668	11,452
Achieve, Loan ID - C34895842	14.240	10-06-26	2,761	2,710
Achieve, Loan ID - C34903520	25.990	11-07-28	11,148	10,942
Achieve, Loan ID - C34903753	13.990	11-10-28	15,477	15,190
35	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C34905741	25.990	02-19-29	4,692	$4,605
Achieve, Loan ID - C34910473	24.240	12-20-26	9,209	9,039
Achieve, Loan ID - C34924262	24.490	11-10-27	8,292	8,138
Achieve, Loan ID - C34925650	21.240	11-21-28	13,107	12,864
Arivo, Loan ID - C1380541	21.950	04-22-29	31,618	31,770
Arivo, Loan ID - C1381078	21.260	04-27-29	20,342	20,440
Arivo, Loan ID - C1381533	18.000	04-13-29	16,513	16,593
Arivo, Loan ID - C1381923	20.150	04-23-29	16,663	16,743
Arivo, Loan ID - C1382501	20.570	03-30-29	14,523	14,593
Arivo, Loan ID - C1383648	22.830	10-12-27	19,670	19,765
Arivo, Loan ID - C1384529	22.200	04-30-29	23,655	23,768
Arivo, Loan ID - C1385054	16.820	04-18-29	22,161	22,267
Arivo, Loan ID - C1385469	22.990	10-19-28	10,429	10,479
Arivo, Loan ID - C1385521	20.000	10-19-27	30,201	30,346
Arivo, Loan ID - C1385526	20.570	04-30-29	20,087	20,184
Arivo, Loan ID - C1385540	13.340	04-19-29	26,489	26,616
Arivo, Loan ID - C1385548	14.700	04-04-29	27,762	27,895
Arivo, Loan ID - C1385661	20.000	04-21-29	30,105	30,249
Arivo, Loan ID - C1385838	17.850	04-29-29	20,726	20,825
Arivo, Loan ID - C1386089	20.200	04-22-29	16,846	16,927
Arivo, Loan ID - C1386584	20.000	04-21-29	15,053	15,125
Arivo, Loan ID - C1386680	17.000	04-21-29	529	531
Arivo, Loan ID - C1386731	13.450	04-23-29	20,513	20,611
Arivo, Loan ID - C1387295	18.890	04-22-29	23,145	23,256
Arivo, Loan ID - C1387393	16.860	04-25-29	25,484	25,606
Arivo, Loan ID - C1387501	18.900	04-22-29	9,762	9,809
Arivo, Loan ID - C1387732	20.660	04-23-29	19,312	19,404
Arivo, Loan ID - C1387802	18.000	04-22-29	14,969	15,041
Arivo, Loan ID - C1387840	20.110	04-22-29	21,108	21,210
Arivo, Loan ID - C1387867	20.000	04-25-29	22,495	22,603
Arivo, Loan ID - C1388265	20.410	04-23-29	16,738	16,818
Arivo, Loan ID - C1388383	18.000	04-23-29	14,840	14,911
Arivo, Loan ID - C1388406	16.500	04-23-29	6,751	6,784
Arivo, Loan ID - C1388509	21.260	04-25-29	23,803	23,917
Arivo, Loan ID - C1388512	18.000	04-23-29	17,918	18,004
Arivo, Loan ID - C1388696	19.230	04-12-29	20,565	20,663
Arivo, Loan ID - C1388855	22.900	04-15-29	17,518	17,603
Arivo, Loan ID - C1388993	18.210	04-23-29	24,683	24,801
Arivo, Loan ID - C1389039	18.710	04-09-29	29,063	29,203
Arivo, Loan ID - C1389201	14.610	04-14-29	27,856	27,990
Arivo, Loan ID - C1389338	20.350	04-25-29	518	520
Arivo, Loan ID - C1389425	16.390	05-01-29	21,167	21,269
Arivo, Loan ID - C1389469	20.000	04-25-29	20,631	20,730
Arivo, Loan ID - C1389502	19.740	04-28-29	22,485	22,593
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	36

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1389530	20.130	04-26-29	16,568	$16,647
Arivo, Loan ID - C1389587	13.740	04-25-29	29,737	29,880
Arivo, Loan ID - C1389869	17.250	10-25-27	9,398	9,444
Arivo, Loan ID - C1390027	17.150	04-23-29	19,052	19,144
Arivo, Loan ID - C1390140	21.880	04-26-29	13,286	13,349
Arivo, Loan ID - C1390165	20.080	04-26-29	18,709	18,799
Arivo, Loan ID - C1390258	20.500	04-11-29	15,059	15,132
Arivo, Loan ID - C1390345	20.000	04-26-29	20,165	20,262
Arivo, Loan ID - C1390443	17.030	04-26-29	35,186	35,355
Arivo, Loan ID - C1390475	20.890	04-26-29	17,130	17,212
Arivo, Loan ID - C1390501	15.920	04-26-29	29,573	29,715
Arivo, Loan ID - C1390516	18.000	04-26-29	38,394	38,341
Arivo, Loan ID - C1390640	20.000	04-25-29	21,471	21,574
Arivo, Loan ID - C1390700	20.000	04-27-29	19,702	19,797
Arivo, Loan ID - C1390709	18.000	04-27-29	23,773	23,887
Arivo, Loan ID - C1390735	18.060	04-13-29	27,397	27,528
Arivo, Loan ID - C1390766	17.830	04-27-29	16,364	16,443
Arivo, Loan ID - C1390807	22.540	04-27-29	18,960	19,051
Arivo, Loan ID - C1391006	18.430	04-26-29	19,657	19,752
Arivo, Loan ID - C1391008	21.850	04-27-29	20,353	20,451
Arivo, Loan ID - C1391067	17.910	04-27-29	19,711	19,806
Arivo, Loan ID - C1391262	16.960	04-27-29	12,783	12,844
Arivo, Loan ID - C1391263	18.000	04-27-29	27,352	27,484
Arivo, Loan ID - C1391280	20.260	04-27-29	18,244	18,331
Arivo, Loan ID - C1391342	14.930	04-28-29	13,512	13,577
Arivo, Loan ID - C1391483	16.470	04-28-29	35,249	35,418
Arivo, Loan ID - C1391610	20.570	04-13-29	19,928	20,023
Arivo, Loan ID - C1391647	20.570	04-29-29	13,702	13,768
Arivo, Loan ID - C1391652	19.570	04-25-29	14,030	14,097
Arivo, Loan ID - C1391694	20.000	04-28-29	36,641	36,816
Arivo, Loan ID - C1391736	16.550	04-29-29	17,146	17,228
Arivo, Loan ID - C1391838	22.660	04-28-29	25,688	25,812
Arivo, Loan ID - C1392009	16.290	10-13-27	5,371	5,397
Arivo, Loan ID - C1392078	18.000	04-28-29	3,692	3,710
Arivo, Loan ID - C1392104	18.000	04-28-29	20,203	20,300
Arivo, Loan ID - C1392258	18.000	04-29-29	13,818	13,885
Arivo, Loan ID - C1392327	18.000	04-14-29	23,456	23,568
Arivo, Loan ID - C1392364	22.070	04-29-29	21,007	21,108
Arivo, Loan ID - C1392401	21.440	04-29-29	17,566	17,650
Arivo, Loan ID - C1392420	14.430	10-29-27	5,126	5,150
Arivo, Loan ID - C1392421	20.000	04-28-29	20,980	21,080
Arivo, Loan ID - C1392514	20.000	04-29-29	18,019	18,106
Arivo, Loan ID - C1392527	14.780	04-29-29	36,071	36,244
Arivo, Loan ID - C1392568	14.740	04-29-29	15,987	16,064
37	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1392580	14.420	04-30-29	20,060	$20,157
Arivo, Loan ID - C1392651	20.270	05-02-29	22,552	22,660
Arivo, Loan ID - C1392768	18.000	04-15-29	15,730	15,806
Arivo, Loan ID - C1392780	24.050	04-29-29	17,523	17,607
Arivo, Loan ID - C1392840	18.140	04-29-29	18,660	18,749
Arivo, Loan ID - C1392844	17.970	04-29-29	17,810	17,895
Arivo, Loan ID - C1392924	22.500	05-04-29	23,681	23,795
Arivo, Loan ID - C1392970	20.000	04-15-29	12,268	12,327
Arivo, Loan ID - C1392982	20.060	04-25-29	27,461	27,593
Arivo, Loan ID - C1393035	12.830	04-30-29	34,879	35,046
Arivo, Loan ID - C1393075	15.310	04-15-29	20,059	20,155
Arivo, Loan ID - C1393081	14.660	04-30-29	14,545	14,615
Arivo, Loan ID - C1393111	17.560	04-29-29	23,803	23,917
Arivo, Loan ID - C1393122	18.260	04-30-29	15,540	15,615
Arivo, Loan ID - C1393159	21.090	10-25-27	13,612	13,678
Arivo, Loan ID - C1393204	20.560	04-30-29	17,764	17,850
Arivo, Loan ID - C1393263	19.710	04-30-29	19,483	19,577
Arivo, Loan ID - C1393343	19.960	04-26-29	6,512	6,544
Arivo, Loan ID - C1393348	20.300	04-30-29	10,082	10,131
Arivo, Loan ID - C1393472	20.000	04-30-29	34,068	34,232
Arivo, Loan ID - C1393511	18.000	04-30-29	19,919	20,015
Arivo, Loan ID - C1393576	21.540	04-30-29	21,117	21,219
Arivo, Loan ID - C1393593	14.460	05-01-29	21,399	21,501
Arivo, Loan ID - C1393720	14.520	04-30-29	19,362	19,455
Arivo, Loan ID - C1393734	16.870	04-25-29	32,953	33,112
Arivo, Loan ID - C1393979	21.130	04-16-29	31,796	31,949
Arivo, Loan ID - C1394007	21.300	04-30-29	12,424	12,484
Arivo, Loan ID - C1394076	18.670	05-01-29	19,868	19,963
Arivo, Loan ID - C1394218	17.260	04-17-29	15,533	15,608
Arivo, Loan ID - C1394326	13.540	05-01-29	31,956	32,109
Arivo, Loan ID - C1394447	15.570	05-01-29	20,752	20,852
Arivo, Loan ID - C1394484	20.000	05-01-29	13,797	13,864
Arivo, Loan ID - C1394590	14.710	04-17-29	14,039	14,106
Arivo, Loan ID - C1394614	16.820	05-01-29	25,451	25,573
Arivo, Loan ID - C1394691	15.960	05-01-29	22,584	22,692
Arivo, Loan ID - C1394761	18.000	05-01-29	21,318	21,421
Arivo, Loan ID - C1394975	16.750	04-26-29	17,900	17,986
Arivo, Loan ID - C1395036	18.600	04-18-29	16,173	16,250
Arivo, Loan ID - C1395055	18.950	05-02-29	29,369	29,510
Arivo, Loan ID - C1395098	14.860	05-02-29	32,318	32,473
Arivo, Loan ID - C1395182	17.670	05-02-29	11,880	11,937
Arivo, Loan ID - C1395239	17.130	04-30-29	23,130	23,241
Arivo, Loan ID - C1395328	20.000	04-18-29	22,840	22,949
Arivo, Loan ID - C1395338	19.730	05-03-29	26,108	26,233
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	38

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1395472	17.210	05-02-29	26,142	$26,267
Arivo, Loan ID - C1395484	19.030	04-18-29	17,872	17,958
Arivo, Loan ID - C1395714	18.000	05-02-29	18,955	19,046
Arivo, Loan ID - C1395914	16.090	05-03-29	9,672	9,718
Arivo, Loan ID - C1395983	16.840	05-03-29	17,644	17,729
Arivo, Loan ID - C1396446	20.570	05-04-29	19,581	19,675
Arivo, Loan ID - C1397113	19.680	05-04-29	28,020	28,154
Arivo, Loan ID - C1397185	20.570	05-04-29	14,468	14,537
Arivo, Loan ID - C1397666	21.960	05-05-29	21,273	21,375
Arivo, Loan ID - C1483586	24.370	09-07-29	27,448	27,580
Arivo, Loan ID - C1485900	19.770	09-10-29	20,195	20,292
Arivo, Loan ID - C1486798	21.980	09-12-29	15,344	15,417
Arivo, Loan ID - C1487273	20.000	09-12-29	25,342	25,463
Arivo, Loan ID - C1488090	20.000	09-15-29	16,966	17,047
Arivo, Loan ID - C1488149	17.370	09-17-29	34,620	34,786
Arivo, Loan ID - C1488570	12.980	09-14-29	4,547	4,568
Arivo, Loan ID - C1488990	18.000	09-15-29	24,617	24,735
Arivo, Loan ID - C1489048	17.770	08-30-29	22,166	22,272
Arivo, Loan ID - C1489582	16.430	09-16-29	15,277	15,351
Arivo, Loan ID - C1490515	19.680	09-04-29	21,667	21,771
Arivo, Loan ID - C1491219	17.650	09-04-29	31,784	31,936
Arivo, Loan ID - C1491340	15.510	09-04-29	20,495	20,593
Arivo, Loan ID - C1492310	20.890	09-21-29	25,339	25,461
Arivo, Loan ID - C1492454	19.010	09-07-29	19,653	19,748
Arivo, Loan ID - C1492664	18.000	09-06-29	16,271	16,349
Arivo, Loan ID - C1493370	19.430	09-22-29	23,958	24,073
Arivo, Loan ID - C1493394	24.340	09-22-29	21,427	21,530

Arivo, Loan ID - C1493661	21.050	09-23-29	30,357	30,503
Credit-linked notes 9.6%				$25,420,531
(Cost $25,729,807)
Consumer loans 3.6%				9,460,398
Ally Bank Auto Credit-Linked Note
Series 2025-A, Class F (A)	6.942	06-15-33	1,943,063	1,939,157
Series 2025-B, Class F (A)	6.942	09-15-33	1,591,786	1,588,088
Huntington Bank Auto Credit-Linked Note
Series 2024-1, Class E (30 day Average SOFR + 8.250%) (A)(C)	11.890	05-20-32	445,133	443,880
Santander Bank Auto Credit-Linked Note
Series 2023-A, Class G (A)	24.695	06-15-33	2,698,510	3,036,009
Truist Bank Auto Credit-Linked Note
Series 2025-1, Class D (A)	9.685	09-26-33	1,233,231	1,229,574
39	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer loans (continued)
U.S. Bank NA Auto Credit-Linked Note
Series 2023-1, Class D (A)	13.597	08-25-32	207,800	$210,629
2025-SUP1, Class R (30 day Average SOFR + 7.500%) (A)(C)(F)	11.154	02-25-32	1,014,888	1,013,061
Corporate asset-backed securities 6.0%				15,960,133
Deutsche Bank AG Credit-Linked Note
Series 2024-1A, Class CLN (3 month CME Term SOFR + 9.250%) (A)(C)(F)	12.917	11-21-33	5,000,000	4,951,500
Series 2025-2A, Class CLN (3 month CME Term SOFR + 7.250%) (A)(C)(F)	10.910	01-21-35	5,750,000	5,719,525
Series 2026-1A, Class CLN (3 month CME Term SOFR + 7.000%) (A)(C)(F)	10.649	10-21-35	1,500,000	1,500,000
MAM SRT Holder II, Ltd.
(1 month CME Term SOFR + 6.500%) (A)(C)(F)	10.148	08-06-32	2,627,512	2,620,943
U.S. Bank C&I Credit-Linked Note
Series 2025-SUP2, Class E (30 day Average SOFR + 3.700%) (A)(C)	7.345	09-25-32	1,162,680	1,168,165

	Yield (%)	Shares	Value
Short-term investments 1.9%			$5,210,999
(Cost $5,210,999)
Short-term funds 1.9%			5,210,999
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5859(O)	3,771,774	3,771,774
U.S. Bank Money Market Deposit Account	2.6850(O)	298,359	298,359
Wilmington U.S. Government Money Market Fund, Institutional Class	3.4500(O)	1,140,866	1,140,866

Total investments (Cost $305,479,576) 116.3%	$308,403,292
Other assets and liabilities, net (16.3%)	(43,330,033)
Total net assets 100.0%	$265,073,259

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	40

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $163,342,407 or 61.6% of the fund’s net assets as of 4-30-26.
(B)	All or a portion of this security is segregated as collateral for reverse repurchase agreements.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Notes do not bear interest and represent the ownership of the residual interest in the issuing entity. Distributions are made only after all classes senior in priority have received all amounts due.
(F)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(G)	Loans are privately issued. Loan originator and/or seller is reflected.
(H)	Non-income producing security.
(I)	The underlying loans have matured but are still in the repayment process.
(J)	Non-income producing - borrower is in default.
(K)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(L)	The fund holds an affiliate interest in this investment.
(M)	The fund holds 100% of the economic interests in the investment.
(N)	There is no stated interest rate. The fund holds 100% of the economic interests in the investment.
(O)	The rate shown is the annualized seven-day yield as of 4-30-26.
41	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	30	Short	Jun 2026	$(6,260,578)	$(6,213,750)	$46,828
5-Year U.S. Treasury Note Futures	21	Short	Jun 2026	(2,303,438)	(2,264,555)	38,883
						$85,711
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	813,816	USD	957,376	SSB	7/22/2026	$1,298	—
EUR	691,271	USD	838,258	SSB	10/22/2026	—	$(21,332)
USD	1,124,276	EUR	948,750	SSB	7/22/2026	6,649	—
USD	973,637	EUR	824,832	SSB	10/22/2026	—	(1,126)
USD	883,871	EUR	726,285	SSB	1/25/2027	23,078	—
						$31,025	$(22,458)

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
At 4-30-26, the aggregate cost of investments for federal income tax purposes was $306,787,417. Net unrealized appreciation aggregated to $1,710,153, of which $4,979,174 related to gross unrealized appreciation and $3,269,021 related to gross unrealized depreciation.
See Notes to consolidated financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	42

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 4-30-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $269,866,628)	$270,239,967
Affiliated investments, at value (Cost $35,612,948)	38,163,325
Total investments, at value (Cost $305,479,576)	308,403,292
Unrealized appreciation on forward foreign currency contracts	31,025
Receivable for futures variation margin	447,295
Cash	517,317
Collateral held at broker for futures contracts	62,250
Receivable for escrow and corporate advances, at value (Cost $563,378)	563,378
Collateral at prime broker	2,122,613
Dividends and interest receivable	1,691,276
Receivable for fund shares sold	5,348,870
Other assets	58,749
Total assets	319,246,065
Liabilities
Payable for open reverse repurchase agreements	51,019,613
Unrealized depreciation on forward foreign currency contracts	22,458
Deferred tax liability	504,439
Payable to affiliates
Investment management fees	305,278
Incentive fees	641,067
Accounting and legal services fees	29,406
Distribution and service fees	45,844
Trustees’ fees	10,265
Other liabilities and accrued expenses	1,594,436
Total liabilities	54,172,806
Net assets	$265,073,259
Net assets consist of
Paid-in capital	$265,264,267
Total distributable earnings (loss)	(191,008)
Net assets	$265,073,259

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($60,053 ÷ 2,980 shares)	$20.15
Class I ($263,707,809 ÷ 13,090,038 shares)	$20.15
Class D ($1,011,792 ÷ 50,118 shares)	$20.19
Class S ($243,551 ÷ 12,008 shares)	$20.28
Class U ($50,054 ÷ 2,484 shares)	$20.15
43	JOHN HANCOCK Marathon Asset-Based Lending Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF OPERATIONS For the six months ended 4-30-26 (unaudited)

Investment income
Interest	$13,232,967
Dividends from affiliated investments	1,625,937
Dividends	157,233
Total investment income	15,016,137
Expenses
Investment management fees	2,326,818
Incentive fees	1,201,522
Distribution and service fees	2,251
Interest expense	1,174,413
Accounting and legal services fees	23,067
Transfer agent fees	89,567
Trustees’ fees	28,507
Custodian fees	131,272
Investment servicing fees	812,391
State registration fees	38,956
Printing and postage	22,993
Professional fees	415,842
Pricing services fees	456,000
Other	5,023
Total expenses	6,728,622
Less expense reductions	(438,199)
Net expenses	6,290,423
Net investment income	8,725,714
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,180,646)
Affiliated investments	10,118
Futures contracts	(12,369)
Forward foreign currency contracts	(97,048)
(1,279,945)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments, foreign currency transactions and receivables	49,430
Affiliated investments	618,167
Deferred taxes	(99,108)
Futures contracts	85,711
Forward foreign currency contracts	86,881
741,081
Net realized and unrealized loss	(538,864)
Increase in net assets from operations	$8,186,850
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Marathon Asset-Based Lending Fund	44

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-26 (unaudited)	Year ended 10-31-25
Increase (decrease) in net assets
From operations
Net investment income	$8,725,714	$17,138,689
Net realized loss	(1,279,945)	(319,487)
Change in net unrealized appreciation (depreciation)	741,081	359,542
Increase in net assets resulting from operations	8,186,850	17,178,744
Distributions to shareholders
From earnings
Class I	(11,958,895)	(15,943,315)
Class D	(43,412)	(36,480)
Class S	(9,763)	(8,029)
Total distributions	(12,012,070)	(15,987,824)
From fund share transactions	18,163,046	73,702,809
Total increase	14,337,826	74,893,729
Net assets
Beginning of period	250,735,433	175,841,704
End of period	$265,073,259	$250,735,433
45	JOHN HANCOCK Marathon Asset-Based Lending Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF CASH FLOWS For the six months ended 4-30-26 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$8,186,850
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(70,641,969)
Long-term investments sold	43,080,017
Net purchases and sales of short-term investments	23,180,341
Net amortization (accretion) of premium (discount)	227,740
(Increase) Decrease in assets:
Receivable for futures variation margin	(447,295)
Unrealized appreciation on forward foreign currency contracts	104,057
Collateral held at broker for futures contracts	360,405
Receivable for escrow and corporate advances, at value	30,739
Collateral at prime broker	(330,861)
Dividends and interest receivable	(462,742)
Other assets	31,484
Increase (Decrease) in liabilities:
Unrealized depreciation on forward foreign currency contracts	(190,938)
Deferred tax liability	99,108
Payable to affiliates	(124,264)
Other liabilities and accrued expenses	372,990
Net change in unrealized (appreciation) depreciation on:
Investments	(672,173)
Net realized (gain) loss on:
Investments	1,194,429
Proceeds received as return of capital	7,159,325
Net cash provided by operating activities	$11,157,243
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(9,193,824)
Borrowings from reverse repurchase agreements	309,062,735
Repayments of reverse repurchase agreements	(321,478,820)
Fund shares sold	20,473,000
Fund shares repurchased	(10,322,070)
Net cash used in financing activities	$(11,458,979)
Net decrease in cash	$(301,736)
Cash at beginning of period	$819,053
Cash at end of period	$517,317
Supplemental disclosure of cash flow information:
Cash paid for interest	$(1,228,605)
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Marathon Asset-Based Lending Fund	46

CONSOLIDATED STATEMENT OF CASH FLOWS For the six months ended 4-30-26 (unaudited)  (continued)

Noncash financing activities not included herein consists of reinvestment of distributions	$2,818,246
47	JOHN HANCOCK Marathon Asset-Based Lending Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS A SHARES Period ended	4-30-26[1]
Per share operating performance
Net asset value, beginning of period	$20.13
Net investment income	0.05[2]
Net realized and unrealized gain (loss) on investments	(0.03)
Total from investment operations	0.02
Net asset value, end of period[3]	$20.15
Total return (%)[4,5]	0.15[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.44[8,9]
Expenses including reductions	5.10[8,9,10]
Net investment income	6.49[8]
Portfolio turnover (%)	14
Total debt outstanding end of period (in millions)	$51
Asset coverage per $1,000 of debt[11]	$6,196[12]

[1]	The inception date for Class A shares is 4-24-26.
[2]	Based on average daily shares outstanding. Prior to 4-24-26, based on average monthly shares outstanding. Refer to Note 1 for details.
[3]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Includes incentive fees expense of 0.63% (annualized) for period ended 4-30-26.
[10]	Expenses including reductions excluding interest expense were 4.20% (annualized) for the period ended 4-30-26.
[11]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
[12]	Asset coverage per $1,000 of debt, including borrowings of unconsolidated subsidiaries, was $4,412 the period ended 4-30-26.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Marathon Asset-Based Lending Fund	48

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS I SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22[2]
Per share operating performance
Net asset value, beginning of period	$20.43	$20.28	$20.01	$19.84	$20.00
Net investment income	0.68[3]	1.58[4]	1.30[4]	1.15[4]	0.09[4]
Net realized and unrealized gain (loss) on investments	(0.04)	0.03	0.32	0.09	(0.25)
Total from investment operations	0.64	1.61	1.62	1.24	(0.16)
Less distributions
From net investment income	(0.85)	(1.46)	(1.35)	(1.07)	—
From net realized gain	(0.07)	—	—[5]	—	—
Total distributions	(0.92)	(1.46)	(1.35)	(1.07)	—
Net asset value, end of period[6]	$20.15	$20.43	$20.28	$20.01	$19.84
Total return (%)[7]	3.20[8]	7.87	8.58	6.40	(0.80)[8]
Ratios and supplemental data
Net assets, end of period (in millions)	$264	$250	$176	$113	$99
Ratios (as a percentage of average net assets):
Expenses before reductions	5.19[9,10]	5.66[10]	5.15[10]	4.11	3.90[11]
Expenses including reductions	4.85[9,10,12]	5.06[10,12]	4.12[10,12]	2.50	1.94[11]
Net investment income	6.74[9]	7.70	6.44	5.75	1.48[9]
Portfolio turnover (%)	14	60	68	80	17
Total debt outstanding end of period (in millions)	$51	$63	$38	—	—
Asset coverage per $1,000 of debt[13]	$6,196[14]	$4,953[14]	$5,670	—	—

[1]	Six months ended 4-30-26. Unaudited.
[2]	Period from 7-11-22 (commencement of operations) to 10-31-22.
[3]	Based on average daily shares outstanding. Prior to 4-24-26, based on average monthly shares outstanding. Refer to Note 1 for details.
[4]	Based on average monthly shares outstanding.
[5]	Less than $0.005 per share.
[6]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[7]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[8]	Not annualized.
[9]	Annualized.
[10]	Includes incentive fees expense of 0.63% (annualized), 1.10% and 0.71% for six months ended 4-30-26 and the years ended 10-31-25 and 10-31-24, respectively.
[11]	Annualized. Certain expenses are presented unannualized.
[12]	Expenses including reductions excluding interest expense were 3.95% (annualized), 3.99% and 3.43% for the six months ended 4-30-26 and the years ended 10-31-25 and 10-31-24, respectively.
[13]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
[14]	Asset coverage per $1,000 of debt, including borrowings of unconsolidated subsidiaries, was $4,412 and $3,757 for the six months ended 4-30-26 and the year ended 10-31-25.
49	JOHN HANCOCK Marathon Asset-Based Lending Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS D SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22[2]
Per share operating performance
Net asset value, beginning of period	$20.47	$20.28	$20.02	$19.82	$20.00
Net investment income	0.65[3]	1.80[4]	1.21[4]	1.11[4]	0.08[4]
Net realized and unrealized gain (loss) on investments	(0.04)	(0.20)	0.35	0.10	(0.26)
Total from investment operations	0.61	1.60	1.56	1.21	(0.18)
Less distributions
From net investment income	(0.82)	(1.41)	(1.30)	(1.01)	—
From net realized gain	(0.07)	—	—[5]	—	—
Total distributions	(0.89)	(1.41)	(1.30)	(1.01)	—
Net asset value, end of period[6]	$20.19	$20.47	$20.28	$20.02	$19.82
Total return (%)[7,8]	3.07[9]	7.81	8.24	6.24	(0.90)[9]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$—[10]	$—[10]	$—[10]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.44[11,12]	5.91[12]	5.40[12]	4.36	4.15[13]
Expenses including reductions	5.10[11,12,14]	5.31[12,14]	4.37[12,14]	2.75	2.19[13]
Net investment income	6.52[11]	9.11	5.86	5.56	1.24[11]
Portfolio turnover (%)	14	60	68	80	17
Total debt outstanding end of period (in millions)	$51	$63	$38	—	—
Asset coverage per $1,000 of debt[15]	$6,196[16]	$4,953[16]	$5,670	—	—

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Marathon Asset-Based Lending Fund	50

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

[1]	Six months ended 4-30-26. Unaudited.
[2]	Period from 7-11-22 (commencement of operations) to 10-31-22.
[3]	Based on average daily shares outstanding. Prior to 4-24-26, based on average monthly shares outstanding. Refer to Note 1 for details.
[4]	Based on average monthly shares outstanding.
[5]	Less than $0.005 per share.
[6]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[7]	Does not reflect the effect of sales charges, if any.
[8]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[9]	Not annualized.
[10]	Less than $500,000.
[11]	Annualized.
[12]	Includes incentive fees expense of 0.63% (annualized), 1.10% and 0.71% for six months ended 4-30-26 and the years ended 10-31-25 and 10-31-24, respectively.
[13]	Annualized. Certain expenses are presented unannualized.
[14]	Expenses including reductions excluding interest expense were 4.20% (annualized), 4.24% and 3.68% for the six months ended 4-30-26 and the years ended 10-31-25 and 10-31-24, respectively.
[15]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
[16]	Asset coverage per $1,000 of debt, including borrowings of unconsolidated subsidiaries, was $4,412 and $3,757 for the six months ended 4-30-26 and the year ended 10-31-25.
51	JOHN HANCOCK Marathon Asset-Based Lending Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS S SHARES Period ended	4-30-26[1]	10-31-25	10-31-24	10-31-23	10-31-22[2]
Per share operating performance
Net asset value, beginning of period	$20.56	$20.38	$20.01	$19.79	$20.00
Net investment income	0.60[3]	1.71[4]	1.22[4]	0.99[4]	0.04[4]
Net realized and unrealized gain (loss) on investments	(0.05)	(0.25)	0.33	0.10	(0.25)
Total from investment operations	0.55	1.46	1.55	1.09	(0.21)
Less distributions
From net investment income	(0.76)	(1.28)	(1.18)	(0.87)	—
From net realized gain	(0.07)	—	—[5]	—	—
Total distributions	(0.83)	(1.28)	(1.18)	(0.87)	—
Net asset value, end of period[6]	$20.28	$20.56	$20.38	$20.01	$19.79
Total return (%)[7,8]	2.80[9]	7.03	8.22	5.57	(1.05)[9]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[10]	$—[10]	$—[10]	$—[10]	$—[10]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.04[11,12]	6.51[12]	6.00[12]	4.96	4.75[13]
Expenses including reductions	5.70[11,12,14]	5.91[12,14]	4.97[12,14]	3.35	2.79[13]
Net investment income	5.92[11]	8.64	6.02	4.97	0.64[11]
Portfolio turnover (%)	14	60	68	80	17
Total debt outstanding end of period (in millions)	$51	$63	$38	—	—
Asset coverage per $1,000 of debt[15]	$6,196[16]	$4,953[16]	$5,670	—	—

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Marathon Asset-Based Lending Fund	52

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

[1]	Six months ended 4-30-26. Unaudited.
[2]	Period from 7-11-22 (commencement of operations) to 10-31-22.
[3]	Based on average daily shares outstanding. Prior to 4-24-26, based on average monthly shares outstanding. Refer to Note 1 for details.
[4]	Based on average monthly shares outstanding.
[5]	Less than $0.005 per share.
[6]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[7]	Does not reflect the effect of sales charges, if any.
[8]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[9]	Not annualized.
[10]	Less than $500,000.
[11]	Annualized.
[12]	Includes incentive fees expense of 0.63% (annualized), 1.10% and 0.71% for six months ended 4-30-26 and the years ended 10-31-25 and 10-31-24, respectively.
[13]	Annualized. Certain expenses are presented unannualized.
[14]	Expenses including reductions excluding interest expense were 4.80% (annualized), 4.84% and 4.28% for the six months ended 4-30-26 and the years ended 10-31-25 and 10-31-24, respectively.
[15]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
[16]	Asset coverage per $1,000 of debt, including borrowings of unconsolidated subsidiaries, was $4,412 and $3,757 for the six months ended 4-30-26 and the year ended 10-31-25.
53	JOHN HANCOCK Marathon Asset-Based Lending Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS U SHARES Period ended	4-30-26[1]
Per share operating performance
Net asset value, beginning of period	$20.13
Net investment income	0.05[2]
Net realized and unrealized gain (loss) on investments	(0.03)
Total from investment operations	0.02
Net asset value, end of period[3]	$20.15
Total return (%)[4]	0.15[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.94[7,8]
Expenses including reductions	5.60[7,8,9]
Net investment income	5.98[7]
Portfolio turnover (%)	14
Total debt outstanding end of period (in millions)	$51
Asset coverage per $1,000 of debt[10]	$6,196[11]

[1]	The inception date for Class U shares is 4-24-26.
[2]	Based on average daily shares outstanding. Prior to 4-24-26, based on average monthly shares outstanding. Refer to Note 1 for details.
[3]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Includes incentive fees expense of 0.63% (annualized) for period ended 4-30-26.
[9]	Expenses including reductions excluding interest expense were 4.70% (annualized) for the period ended 4-30-26.
[10]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
[11]	Asset coverage per $1,000 of debt, including borrowings of unconsolidated subsidiaries, was $4,412 the period ended 4-30-26.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Marathon Asset-Based Lending Fund	54

Notes to consolidated financial statements (unaudited)
Note 1—Organization
John Hancock Marathon Asset-Based Lending Fund (the fund) is a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a continuously offered, closed-end management investment company. The fund’s investment objective is to seek to provide high current income and to a lesser extent capital appreciation. Under normal circumstances, the fund invests 80% of its net assets (plus any borrowings for investment purposes) in asset-based lending investments, which may include investments in distressed loans.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Shares may be purchased through brokers, dealers, investment advisers, banks and other intermediaries that have entered into selling agreements with John Hancock Investment Management Distributors LLC or as otherwise set forth in the fund’s prospectus. The fund’s shares are not listed on any securities exchange and it is not anticipated that a secondary market for fund’s shares will develop. The fund is operated as an “interval fund” and, in order to provide a degree of liquidity to shareholders, the fund will make regular offers to repurchase between 5% and 25% of its outstanding Class A, Class I, Class D, Class S and Class U shares at the current net asset value per share, on a quarterly basis, pursuant to Rule 23c-3 under the 1940 Act. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any,for each class may differ.
Effective April 24, 2026, the fund structure was converted from a closed end tender offer fund to an interval fund. The fund also converted from a monthly net asset value (NAV) calculation to a daily NAV calculation.
Class A and Class U shares commenced operations on April 24, 2026.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, each a wholly owned subsidiary of the fund:
• JH Residential Whole Loan Trust, a Delaware statutory trust, was established on October 14, 2022 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
• John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, a Delaware LLC, was formed on October 18, 2022 and acts as an investment vehicle for the fund to obtain exposure to commercial aircraft lease transactions.
• JH Consumer Loan Trust, a Delaware statutory trust, was established on November 17, 2022 for the purpose of acquiring consumer loans, high-yield asset-backed securities backed by various forms of non-mortgage household debt largely focused on  select market segments, such as automobile loans and leases, credit cards and personal installment loans, and other types of consumer loans.
• JH Residential Whole Loan Trust II, a Delaware statutory trust, was established on June 5, 2023 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
The fund will generally consolidate its investment in a wholly or substantially owned subsidiary, which is an extension of the operations of the fund, or a controlled operating company whose business consists of providing services to the fund. The fund consolidates its investments in JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and these subsidiaries.
The fund has determined that the following wholly owned special purpose vehicles are operating companies, and therefore does not consolidate these investments as it is not permitted to consolidate any subsidiary or other entity that is not an investment company, including those in which the fund has a controlling interest unless the business of the operating company consists of providing services to the fund.
55	JOHN HANCOCK Marathon Asset-Based Lending Fund |

• JH REO Trust, a Delaware statutory trust, was formed on October 14, 2022 and serves as an investment vehicle to hold foreclosed or real estate owned properties of JH Residential Whole Loan Trust.
• MSN 803 Trust is a special purpose vehicle purchased by John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC on August 30, 2023, which was established to hold the title to a commercial aircraft and is currently subject to a lease arrangement.
• JH Aircraft Leasing 4535 (Ireland) Designated Activity Company was established on January 23, 2024 to hold the title to an international commercial aircraft. The commercial aircraft was sold during the year ended October 31, 2025, and therefore, there are no current lease arrangements.
• JH LiftCo, LLC, a Delaware statutory trust, was established on March 4, 2024 for the purpose of holding title to industrial equipment, which is currently subject to a leasing arrangement.
• JH Finance LeaseCo LLC, a Delaware LLC, was formed on May 7, 2024 for the purpose of holding title to industrial equipment. During the six months ended April 30, 2026, the lease arrangement expired and equipment was sold.
• JH Arbor Leasing, LLC, a Delaware LLC, was established on April 10, 2025 for the purpose of holding title to vegetation management equipment. During the six months ended April 30, 2026, the lease arrangement was terminated.
• JH Rail, LLC, a Delaware LLC, was formed on July 31, 2025 for holding title to rail car equipment, which is subject to lease and borrowing arrangements.
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification (ASC) of US GAAP. Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations, are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Private investments are measured at fair value based on the present value of the expected cash flows. There are no quoted prices in active markets and valuations rely primarily on the use of significant unobservable inputs, which require significant judgment. Assumptions and inputs used in the valuation include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments a third-party market participant would take into account in pricing a transaction. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign
| JOHN HANCOCK Marathon Asset-Based Lending Fund	56

currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of April 30, 2026, by major security category or type:
	Total value at 4-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Asset-backed securities	$106,579,286	—	$106,579,286	—
Residential loans	56,437,146	—	10,823,262	$45,613,884
Term loans	39,068,668	—	9,093,236	29,975,432
Special purpose vehicles	37,813,641	—	259,177	37,554,464
Consumer-related assets	17,525,660	—	14,635,098	2,890,562
Profit participating notes	11,438,137	—	349,684	11,088,453
Corporate asset-based credit	4,995,265	—	4,995,265	—
Consumer loans	3,913,959	—	—	3,913,959
Credit-linked notes	25,420,531	—	9,615,502	15,805,029
Short-term investments	5,210,999	$4,912,640	298,359	—
Total investments in securities	$308,403,292	$4,912,640	$156,648,869	$146,841,783
Liabilities
Reverse repurchase agreements	$(51,019,613)	—	$(51,019,613)	—
Derivatives:
Assets
Futures	85,711	$85,711	—	—
Forward foreign currency contracts	31,025	—	31,025	—
57	JOHN HANCOCK Marathon Asset-Based Lending Fund |

	Total value at 4-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Liabilities
Forward foreign currency contracts	$(22,458)	—	$(22,458)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.
	Residential loans	Term loans	Special purpose vehicles	Consumer- related assets	Profit participating notes	Corporate asset-based credit	Consumer loans	Credit- linked notes	Total
Balance as of 10-31-25	$27,731,827	$29,605,546	$43,814,090	$6,773,881	$1,276,545	$5,154,500	$5,257,729	$15,842,273	$135,456,391
Purchases	21,170,759	534,191	300,911	621,074	10,000,000	—	—	1,500,000	34,126,935
Sales	(3,916,752)	—	(7,159,325)	(4,142,729)	(192,887)	—	(914,840)	(1,365,499)	(17,692,032)
Realized gain (loss)	232,724	—	10,118	(68,870)	20,179	—	(479,228)	(257)	(285,334)
Transfers out of Level 3	—	—	(280,634)	—	—	(5,000,000)	—	—	(5,280,634)
Net amortization of (premium) discount	(11,814)	52,247	—	(196,259)	—	—	(20,429)	(64)	(176,319)
Change in unrealized appreciation (depreciation)	407,140	(216,552)	869,304	(96,535)	(15,384)	(154,500)	70,727	(171,424)	692,776
Balance as of 4-30-26	$45,613,884	$29,975,432	$37,554,464	$2,890,562	$11,088,453	—	$3,913,959	$15,805,029	$146,841,783
Change in unrealized appreciation (depreciation) at period end[1]	$474,848	$(216,552)	$878,103	$(51,383)	$(15,384)	—	$104,335	$(171,424)	$1,002,543

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Consolidated statement of operations.
The valuation techniques and significant unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 4-30-2026	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Special purpose vehicles	$37,554,464	Discounted cash flow Recent transaction	Discount rate Transaction price	9.33% - 18.03% $85.00 - $104.64	12.42% $85.48
Residential loans	45,613,884	Discounted cash flow Recent transaction	Discount rate Transaction price	7.03% - 31.28% $77.68 - $90.79	10.10% $85.84
| JOHN HANCOCK Marathon Asset-Based Lending Fund	58

	Fair Value at 4-30-2026	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Term loans	29,975,432	Discounted cash flow	Discount rate	10.07% - 14.39%	11.61%
Consumer-related assets	2,890,562	Discounted cash flow	Discount rate	10.52% - 20.00%	13.04%
Consumer loans	3,913,959	Discounted cash flow	Discount rate	6.67% - 8.64%	7.04%
Profit participating notes	11,088,453	Discounted cash flow Recent transaction	Discount rate Transaction price	10.42% $100.00	10.42% $100.00
Credit-linked notes	15,805,029	Discounted cash flow Recent transaction	Discount rate Transaction price	10.43% - 12.51% $100.00	11.19% $100.00
Total	$146,841,783
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of April 30, 2026 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Transaction price	Increase	Decrease
Reverse repurchase agreements. The fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the fund delivers a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreements. In addition, cash collateral received from the counterparty to cover appreciation on the underlying security, if any, is shown on the Consolidated statement of assets and liabilities as Payable for collateral on open reverse repurchase agreements. Obligation to repay cash received by a fund, if any, is shown on the Consolidated statement of assets and liabilities as Payable for open reverse repurchase agreements.
Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. In the event of a default by the counterparty, recovery of the security transferred by the fund may be delayed or the fund may incur a loss equal to the amount by which the value of the security transferred by the fund exceeds the repurchase price payable by the fund.
The following table summarizes the open reverse repurchase agreements at April 30, 2026:
Counterparty	Borrowing rate	Settlement date	Maturity date	Amount borrowed	Payable for reverse repurchase agreements
J.P. Morgan Securities LLC	4.907%	4-6-26	5-4-26	$(2,653,926)	$(2,662,970)
Lucid Capital Markets LLC	4.194%	4-16-26	5-14-26	(2,124,000)	(2,127,712)
Lucid Capital Markets LLC	4.264%	4-16-26	5-14-26	(1,676,000)	(1,678,978)
Lucid Capital Markets LLC	4.424%	4-16-26	5-14-26	(5,025,000)	(5,034,264)
Lucid Capital Markets LLC	4.444%	4-16-26	5-14-26	(9,067,000)	(9,083,792)
59	JOHN HANCOCK Marathon Asset-Based Lending Fund |

Counterparty	Borrowing rate	Settlement date	Maturity date	Amount borrowed	Payable for reverse repurchase agreements
Lucid Capital Markets LLC	4.464%	4-16-26	5-14-26	(2,077,000)	(2,080,864)
Lucid Capital Markets LLC	4.494%	4-16-26	5-14-26	(202,000)	(202,378)
Lucid Capital Markets LLC	4.514%	4-16-26	5-14-26	(1,457,000)	(1,459,741)
Lucid Capital Markets LLC	4.764%	4-16-26	5-14-26	(5,530,000)	(5,540,978)
UBS AG	4.160%	4-20-26	5-20-26	(2,448,530)	(2,451,642)
UBS AG	4.210%	4-6-26	5-6-26	(2,349,825)	(2,356,695)
UBS AG	4.260%	4-6-26	5-6-26	(4,861,958)	(4,876,341)
UBS AG	4.260%	4-20-26	5-20-26	(1,769,615)	(1,771,918)
UBS AG	4.310%	4-2-26	5-4-26	(2,664,750)	(2,674,002)
UBS AG	4.450%	4-23-26	5-26-26	(4,741,082)	(4,745,770)
UBS AG	4.510%	4-20-26	5-20-26	(828,750)	(829,892)
UBS AG	4.560%	4-6-26	5-6-26	(1,436,400)	(1,441,676)
					$(51,019,613)
Collateral with a market value of $3,568,280 ,$34,045,328 and $25,757,737, have been pledged to J.P. Morgan Securities LLC, Lucid Capital Markets LLC and UBS AG, respectively, in connection with open reverse repurchase agreements. The average borrowings by the fund and the weighted average interest rate for the period the fund entered into reverse repurchase agreements amounted to $51,472,389 and 4.60%, respectively. Securities pledged as collateral are disclosed in the Consolidated Fund’s investments.
Term loans. The fund may invest in direct term loans which are not publicly traded, may not have a secondary market, and are not rated by any rating agency. Direct term loans can be asset-based loans secured by collateral such as transportation assets, real estate, consumer or corporate related assets, or other assets. These loans are highly structured and typically include frequent monitoring including but not limited to financial and collateral reporting.
Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower. The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the fund will lose money on the loan. Furthermore, direct loans may subject the fund to liquidity and interest rate risk as certain direct loans may be deemed illiquid.
At April 30, 2026, the fund had $879,435 in unfunded loan commitments outstanding.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
| JOHN HANCOCK Marathon Asset-Based Lending Fund	60

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The fund may also invest in loans secured by residential real estate, including legacy whole loan pools. The loans may include mortgages made to borrowers with lower credit scores. Accordingly, such mortgage loans may be more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans. A decline or an extended flattening of home prices and appraisal values may result in increases in delinquencies and losses on residential mortgage loans, particularly with respect to second homes and investor properties and with respect to any residential mortgage loan where the aggregate loan amount (including any subordinate liens) is close to or greater than the related property value. Another factor that may result in higher delinquency rates is the increase in monthly payments on adjustable-rate mortgage loans. The fund may be able to aggregate loans from smaller pools into larger-sized pools for securitization or sale to a third party, resulting in value extraction.  Upon the sale of such loans, standard representations, warranties, and documentation requirements apply, which may result in repricing or repurchase if specified conditions are not met.
Residual interests. The fund may make substantial investments in unsecured equity tranches and equivalent junior subordinate securities of structured finance vehicles. Such residuals will represent subordinated interests in the relevant structured finance vehicle only and are not secured by any assets of such structured finance vehicle. Residuals will be subordinated to all other securities of the structured finance vehicle and all other amounts due under the priority of payments set forth in the operative documents of such structured finance vehicle. As such, the greatest risk of loss relating to defaults in the collateral or asset portfolio of the structured finance vehicle is borne by the residuals. The fund, therefore, as holder of the residuals, will rank behind all of the creditors, whether secured or unsecured and known or unknown, of the structured finance vehicle.
Credit-linked notes. The fund may purchase credit-linked notes, which are typically privately offered and sold. Credit-linked notes are intended to replicate the economic effects that would apply had the fund directly purchased the underlying reference asset(s). Investments in credit-linked notes represent the right to receive periodic income payments and payment of principal at the end of the term of the note. In addition to the risks associated with the underlying reference instrument, an investment in a credit-linked note is also subject to liquidity risk, market risk, interest rate risk and the risk that the counterparty will be unwilling or unable to meet its obligations under the note.
61	JOHN HANCOCK Marathon Asset-Based Lending Fund |

Escrow and corporate advances. The fund advances payments when the borrower fails to meet contractual payments (e.g. property taxes and insurance) in accordance with the terms of its servicing agreements and to cover corporate advances (e.g. appraisal or title fees) associated with residential loans. Advances are fair valued based on assumptions related to their recoverability and seniority in the claims hierarchy in the event of a liquidation and are reflected on the Consolidated statement of assets and liabilities as Receivable for escrow and corporate advances, at value. Change in value, if any, is reflected in the change in net unrealized appreciation (depreciation) of unaffiliated investments and receivables on the Consolidated statement of operations.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Interest income from investments in residual interest securities is recognized based on the estimated effective yield utilizing expected cash flows. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income from the funds short-term investments is recorded on ex-date. Distributions from investments in private operating companies are reflected as dividend income. Return of capital distributions from private operating companies, if any, are treated as a reduction of cost. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
The fund has five domestic taxable subsidiaries – John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, JH LiftCo, LLC, JH REO Trust, JH Arbor Leasing, LLC, and JH Rail, LLC (the “Domestic Taxable Subsidiaries”). These entities have elected to be treated as corporations for US income tax purpose and are subject to both federal and state level corporate income taxes. The purposes of the taxable subsidiaries are to permit the fund to gain exposure to commercial aircraft, industrial equipment, real estate properties, vegetation management equipment and rail car equipment lease transactions for U.S. federal income tax purposes in order to comply with the Regulated Investment Company tax compliance requirements. The net investment income and capital gains and losses from the Domestic Taxable Subsidiaries do not always flow through to the fund and these entities may pay dividends up to the fund. The Domestic Taxable Subsidiaries are not consolidated for income tax purposes and may generate income that is subject to federal, state, and local taxes.
| JOHN HANCOCK Marathon Asset-Based Lending Fund	62

The fund has one foreign taxable subsidiary - JH Aircraft Leasing 4535 (Ireland) Designated Activity Company. The subsidiary is not consolidated for financial reporting purpose. The purpose of the taxable subsidiary is to permit the fund to gain exposure to international commercial aircraft lease transactions. The subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code and is subject to sub part F income rules. Therefore, the fund is required to increase its taxable income by its share of the subsidiary’s net taxable income. Net income and realized gains from the subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the subsidiary in any taxable year, the loss will generally not be available to offset the fund’s ordinary income and/or capital gains for that year.
Generally, the Domestic Taxable Subsidiaries, which file separate tax returns, are subject to income tax examinations by U.S. federal, state and local authorities for all years through October 31, 2025.  The Domestic Taxable Subsidiaries assess their tax position using the provisions of ASC 740, Income Taxes, with regard to uncertain tax positions. Uncertain income tax positions are recognized based on a “more likely than not” threshold. Penalties and interest are recognized in the Provision for Income Taxes in the Consolidated statement of operations. The Domestic Taxable Subsidiaries are not aware of any tax positions for significant unrecognized tax benefits, and do not believe it is reasonably possible that, within the next twelve months, unrecognized domestic tax benefits will change by a significant amount. As of October 31, 2025, no liability for interest and penalties have been recognized.
Deferred income taxes reflect the net effects of temporary differences between financial reporting and tax basis of assets and liabilities. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse.
As noted in “Basis of consolidation” in Note 1 in the Notes to consolidated financial statements, the fund consolidates its investment in John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC and does not consolidate other taxable subsidiaries. Domestic Taxable Subsidiaries are not eligible to elect treatment as regulated investment companies.  The amount of taxes paid by Domestic Taxable Subsidiaries will vary depending on the amount of capital appreciation of its investments and such taxes will reduce a fund shareholders return from an investment in the fund. For any unconsolidated subsidiary, the impact of deferred income taxes will be incorporated into the market value of the investment.  Upon the sale of an investment, the Domestic Taxable Subsidiaries may be liable for previously deferred taxes.
As of October 31, 2025, the fund had no uncertain tax positions that would require consolidated financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
The components of the fund’s income tax provision (benefit) for the six months ended April 30, 2026, are as follows:

Current income tax (benefit)
Federal	—
State and local	—
Total Current income tax (benefit)	—
Deferred income tax
Federal	$98,264
State and local	844
Total deferred income tax (benefit)	$99,108
Provision for income taxes	$99,108
The provision for income taxes is reconciled to the amount determined by applying the statutory federal income tax rate to income before taxes as follows:
63	JOHN HANCOCK Marathon Asset-Based Lending Fund |

Federal income tax at the statutory rate	$97,787
State income tax (net of federal benefit)	563
Other	758
Provision for income taxes	$99,108
Amounts reported in the consolidated financial statements and the tax basis of assets and liabilities result in temporary differences. The deferred tax assets (liabilities) consist of the following:
Deferred tax assets
Net operating loss	$397,683
Audit fees	985
Deferred tax liabilities
Depreciation	$(903,107)
Total	$(504,439)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to taxable subsidiary, impairment adjustment and non-deductible start up costs.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the
| JOHN HANCOCK Marathon Asset-Based Lending Fund	64

agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Consolidated Fund’s investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Consolidated statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Consolidated Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Consolidated statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended April 30, 2026, the fund used futures contracts to manage against changes in interest rates. The fund held futures contracts with USD notional values ranging up to $9.1 million as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the
65	JOHN HANCOCK Marathon Asset-Based Lending Fund |

fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended April 30, 2026, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from $4.8 million to $8.0 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at April 30, 2026 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$85,711	—
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	31,025	$(22,458)
			$116,736	$(22,458)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Consolidated Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Consolidated statement of assets and liabilities.
For financial reporting purposes, the fund and its subsidiary do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Consolidated statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2026:
	Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(12,369)	—	$(12,369)
Currency	—	$(97,048)	(97,048)
Total	$(12,369)	$(97,048)	$(109,417)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2026:
	Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$85,711	—	$85,711
Currency	—	$86,881	86,881
Total	$85,711	$86,881	$172,592
| JOHN HANCOCK Marathon Asset-Based Lending Fund	66

Note 4—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as distributor and principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays the Advisor a fee monthly at an annual rate of 1.35% of the fund’s average daily managed assets (managed assets means the total assets of the fund (including any assets attributable to any preferred shares that may be issued or to indebtedness), minus the fund’s liabilities incurred in the normal course of operations other than liabilities relating to indebtedness). Pursuant to a subadvisory agreement, the Advisor (and not the fund) has agreed to pay a subadvisory fee directly to Marathon Asset Management LP (the Subadvisor). Prior to April 24, 2026, the fund had an investment management agreement with the Advisor under which the fund paid the Advisor a fee, calculated and paid monthly, at an annual rate of 1.35% of the fund’s average monthly managed assets. Effective May 1, 2026, the fund’s management fee will be reduced from 1.35% of managed assets to 1.25% of net assets.
On January 26, 2026, an affiliate of CVC Capital Partners plc, a private markets investment firm, announced that it has agreed to acquire 100% of Marathon (the Transaction). The closing of the Transaction, which is expected to be in the third quarter of 2026, will result in a change of control of Marathon, and therefore the current subadvisory agreement between Marathon and the Advisor will automatically terminate pursuant to the 1940 Act, thus requiring approval of a new subadvisory agreement between Marathon and the Advisor. At its meeting held March 23, 2026, the fund’s Board of Trustees considered and approved a new subadvisory agreement, which was approved by shareholders on June 18, 2026.
The Advisor contractually agreed to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate managed assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During the six months ended April 30, 2026, this waiver amounted to 0.01% of the fund’s average daily managed assets, on an annualized basis. Prior to April 24, 2026, this waiver amounted to 0.01% of the fund’s average monthly managed assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which the following expenses of the fund, incurred in the ordinary course of the fund’s business, exceed 0.60% percent of average daily net assets (on an annualized basis) of the fund: (a) administrative fees; (b) custody and accounting fees; (c) audit fees; (d) legal fees; (e) independent trustee fees; (f) pricing services fees; (g) blue sky fees; (h) insurance premiums; (i) printing costs; (j) registration and filing expenses; (k) organization and offering expenses; (l) transfer agent fees and service fees; and (m) other miscellaneous ordinary expenses, but excluding management and incentive fees, interest expense, 12b-1 fees, any cashiering or other investment servicing fees; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the fund; taxes; short dividends, acquired fund fees and expenses (based on indirect net expenses associated with the fund’s investments in underlying investment
67	JOHN HANCOCK Marathon Asset-Based Lending Fund |

companies); class specific expenses; portfolio brokerage commissions; expenses related to, or incurred by, special purpose vehicles or other subsidiaries of the fund held directly or indirectly by the fund; expenses, including legal expenses, related to investments of the fund; and expenses, including legal expenses, related to co-investment transactions involving the fund. Prior to April 24, 2026, the Advisor had contractually agreed to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which the following expenses of the fund, incurred in the ordinary course of the fund’s business, exceed 0.60% percent of average monthly net assets. This agreement expires on April 30, 2027, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$3
Class D	1,680
Class I	436,106
Class	Expense reduction
Class S	$407
Class U	3
Total	$438,199

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2026, were equivalent to a net annual effective rate of 1.11% of the fund’s average daily managed assets.
Incentive fee. The fund has agreed to pay the Advisor an Incentive Fee based upon pre-incentive fee net investment income. The incentive fee shall be calculated and accrued on a daily basis while being determined and payable in arrears as of the end of each fiscal quarter. The calculation of the incentive fee for each fiscal quarter is as follows:
• No incentive fee shall be payable in any fiscal quarter in which the pre-incentive fee net investment income attributable to each class does not exceed a quarterly return of 1.25% per quarter based on each class’s average beginning daily net assets for the applicable quarterly payment period (calculated in accordance with US GAAP and gross of any accrued (but unpaid) performance fee if applicable during the payment period) (the “Quarterly Return”), or 5.00% annualized;
• All pre-incentive fee net investment income attributable to each class (if any) that exceeds the Quarterly Return, but is less than or equal to 1.4286% of the average beginning daily net assets of that each class (calculated in accordance with US GAAP and gross of any accrued (but unpaid) performance fee if applicable during the payment period) for the fiscal quarter (5.714% annualized), shall be payable to the Advisor; and
• For any fiscal quarter in which pre-incentive fee net investment income attributable to each class exceeds 1.4286% of each class’s average beginning daily net assets (calculated in accordance with US GAAP and gross of any accrued (but unpaid) performance fee if applicable during the payment period), the incentive fee with respect to each class shall equal 12.5% of pre-incentive fee net investment Income attributable to each class.
The incentive fee for the six months ended April 30, 2026 amounted to $1,201,522.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2026, amounted to an annual rate of 0.02% of the fund’s average monthly net assets.
| JOHN HANCOCK Marathon Asset-Based Lending Fund	68

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class A, Class D shares, Class S and Class U shares, the fund pays for certain other services. The fund may pay distribution and service fees, expressed as an annual percentage of average daily net assets for each class of the fund’s shares, up to 0.25% for Class A and Class D shares, 0.85% (including up to 0.25% for service fees) for Class S shares and up to 0.75% (including up to 0.25% for service fees) for Class U shares.
Sales charges. Class A shares may be subject to a sales charge of up to 2.50%, Class D shares may be subject to a sales charge of up to 1.50% and Class S shares may be subject to a sales charge of up to 3.50%. Such sales load will be subtracted from the investment amount and will not form part of an investor’s investment in the fund. The sales load may be waived in certain circumstances at the Advisor’s discretion. During the six months ended April 30, 2026, no sales charges were assessed.
Class level expenses. Class level expenses for the six months ended April 30, 2026 were as follows:
Class	Distribution and service fees
Class A	$1
Class U	3
Class D	1,232
Class S	1,015
Total	$2,251
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.
Co-investment. Pursuant to an Exemptive Order issued by the SEC on September 26, 2022, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Subadvisor and its affiliates. The fund is permitted to co-invest with affiliates if certain conditions are met. Under the order, the fund will be permitted to co-invest with affiliates if a “required majority” (as defined in the 1940 Act) of the fund’s independent Trustees make certain conclusions in connection with a co-investment transaction, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and its shareholders and do not involve overreaching of the fund or its shareholders by any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the six months ended April 30, 2026, the fund did not enter into any investments pursuant to this exemptive order.
Note 6—Fund share transactions
The fund currently accepts purchases of shares on a daily basis. Prior to April 24, 2026, purchases of shares were accepted as of the last business day of each calendar month. Transactions in fund shares for the six months ended April 30, 2026 and for the year ended October 31, 2025 were as follows:
	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	2,980	$60,000	—	—
Net increase	2,980	$60,000	—	—
69	JOHN HANCOCK Marathon Asset-Based Lending Fund |

	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class I shares
Sold	1,254,738	$25,556,870	3,903,309	$79,876,943
Issued pursuant to Dividend Reinvestment Plan	138,199	2,769,437	146,847	2,992,671
Repurchased	(516,139)	(10,322,070)	(500,995)	(10,222,859)
Net increase	876,798	$18,004,237	3,549,161	$72,646,755
Class U shares[2]
Sold	2,484	$50,000	—	—
Net increase	2,484	$50,000	—	—
Class D shares
Sold	—	—	40,670	$835,000
Issued pursuant to Dividend Reinvestment Plan	2,048	$41,149	1,611	32,917
Net increase	2,048	$41,149	42,281	$867,917
Class S shares
Sold	—	—	8,870	$183,350
Issued pursuant to Dividend Reinvestment Plan	380	$7,660	233	4,787
Net increase	380	$7,660	9,103	$188,137
Total net increase	884,690	$18,163,046	3,600,545	$73,702,809

[1]	The inception date for Class A shares is 4-24-26.
[2]	The inception date for Class U shares is 4-24-26.
Affiliates of the fund owned 83%, 17%, 5%, 21% and 100% of shares of Class A, Class I, Class D, Class S and Class U, respectively, on April 30, 2026. As of April 30, 2026, the Subadvisor held 12% of the fund (Class I). Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Effective April 24, 2026, the fund is operated as an “interval fund” and, in order to provide a degree of liquidity to the shareholders of the fund (“shareholders”), the fund has adopted a fundamental policy pursuant to Rule 23c-3 under the 1940 Act, to  make regular offers to repurchase between 5% and 25% of its outstanding Class A Shares, Class I Shares, Class D Shares, Class S Shares, and Class U Share at the current net asset value (“NAV”) per share. Quarterly repurchase offers will occur in the months of March, June, September and December. Notices of each quarterly repurchase offer are sent to shareholders of the fund of record at least 21 days before the repurchase request deadline (the repurchase request deadline is the latest date on which shareholders wishing to tender shares for repurchase in response to a repurchase offer can tender their shares). The date on which the repurchase price for shares is determined will occur no later than the 14th day after the repurchase request deadline (or the next business day, if the 14th day is not a business day). There is no minimum number of shares that must be tendered before the fund will honor repurchase requests. However, the fund’s Board of Trustees set for each repurchase offer a maximum percentage of shares that may be repurchased by the fund. In the event a repurchase offer by the fund is oversubscribed, the fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding Shares of the fund.
| JOHN HANCOCK Marathon Asset-Based Lending Fund	70

Prior to April 24, 2026, the sole discretion of the Board of Trustees and provided that it was in the best interests of the fund and shareholders to do so, the fund intended to provide a limited degree of liquidity to the shareholders by conducting repurchase offers or take any other action permitted by the tender offer rules under 1934 Act, and described in the written tender offer notice that was provided to shareholders for each repurchase offer. In determining whether the fund should offer to repurchase shares from shareholders (generally no more than 5% of shares outstanding), the Board of Trustees considered the recommendations of the Advisor as to the timing of such an offer, as well as a variety of operational, business and economic factors. The fund conducted quarterly repurchase offers during the six months ended April 30, 2026. The fund offered to repurchase shares in an amount up to $11,700,000 and $12,500,000 as of the valuation dates for the repurchase offers, December 31, 2025 ($20.11) and March 31, 2026 ($19.95), respectively. $10,322,070 and 516,139 shares for Class I were tendered and accepted by the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $68,641,969 and $43,080,017, respectively, for the six months ended April 30, 2026.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2026, funds within the John Hancock group of funds complex held 25.8% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
Manulife Private Credit Plus Fund	25.8%
Note 9—Investments in affiliates
As of April 30, 2026, investments in affiliates consist of the following:
•	The fund holds 100% of the profit participating notes issued by JH Aircraft Leasing 4535 (Ireland) Designated Activity Company.
•	The fund holds 100% of the limited liability company interests in JH Finance LeaseCo, LLC.
•	The fund holds 100% of the limited liability company interests in JH LiftCo, LLC.
•	The fund holds 100% of the limited liability company interests in JH REO Trust
•	The fund holds 100% of the limited liability company interests in JH Arbor Leasing, LLC.
•	The fund holds 100% of the limited liability company interests in JH Rail, LLC. As of April 30, 2026, JH Rail, LLC had outstanding borrowings of $26,673,389 through a Master Loan and Security Agreement, which provides for loans and extensions of credit to JH Rail, LLC. The weighted average interest rate was 5.74% as of April 30, 2026.
•	The fund holds 100% of the beneficial ownership interest in MSN 803 Trust as an owner participant.
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
71	JOHN HANCOCK Marathon Asset-Based Lending Fund |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold/Return of capital	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
JH Aircraft Leasing 4535 (Ireland) Designated Activity Company	20,897,863	$579,364	—	—	—	$(229,680)	—	—	$349,684
JH Arbor Leasing LLC	—	8,476,611	$300,911	$(591,976)	—	(679,249)	$418,936	—	7,506,297
JH Finance LeaseCo LLC	—	5,825,795	—	(5,546,480)	$10,118	(30,256)	887,870	—	259,177
JH Liftco LLC	—	11,871,681	—	(860,000)	—	377,664	—	—	11,389,345
JH Rail LLC	—	8,537,341	—	—	—	238,480	—	—	8,775,821
JH REO Trust	—	146,099	—	—	—	—	—	—	146,099
MSN 803 Trust	—	8,956,563	—	(160,869)	—	941,208	319,131	—	9,736,902
					$10,118	$618,167	$1,625,937	—	$38,163,325
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Consolidated statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Consolidated statement of operations, which includes “Increase (decrease) in net assets from operations”, Consolidated statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Consolidated financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Marathon Asset-Based Lending Fund	72

ADDITIONAL INFORMATION

Unaudited
The fund is a continuously offered non-diversified, closed-end management investment company, shares of which were initially offered to the public in July 2022.
Dividends and distributions
During the six months ended April 30, 2026, distributions from net investment income and capital gain totaling $0.9193, $0.8939 and $0.8330 per share were paid to shareholders for Class I, Class D and Class S, respectively. The dates of payments and the amounts per share were as follows:
Payment Date
Income Distributions	Class I	Class D	Class S
December 29, 2025	$0.4495	$0.4366	$0.4056
April 21, 2026	0.4031	0.3906	0.3607
Capital Gain Distributions
December 29, 2025	0.0667	0.0667	0.0667
Total	$0.9193	$0.8939	$0.8330
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
SS&C GIDS, Inc.
80 Lamberton Road
Windsor, Connecticut 06095
Registered or Overnight Mail:
SS&C GIDS, Inc.
80 Lamberton Road
Windsor, Connecticut 06095
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
73	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Meeting of Shareholders on Thursday, March 19, 2026. The following proposals were considered by the shareholders:
THE PROPOSAL PASSED ON March 19, 2026.
Proposal 1: Adoption of a fundamental policy for the fund to conduct periodic repurchases of its outstanding shares, in accordance with Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).
	Shares voted	% Of shares voted	% Of outstanding shares
For	8,663,215	99.89%	66.61%
Against	0	0.00%	0.00%
Abstain	9,441	0.11%	0.07%
Proposal 2: Approval of an amendment to the Advisory Agreement between the fund and John Hancock Investment Management LLC, the fund’s investment advisor.
	Shares voted	% Of shares voted	% Of outstanding shares
For	8,562,846	98.73%	65.84%
Against	100,369	1.16%	0.77%
Abstain	9,441	0.11%	0.07%
Proposal 3: Approval of an amendment to the Subadvisory Agreement between John Hancock Investment Management LLC and Marathon Asset Management, L.P., the fund’s subadvisor.
	Shares voted	% Of shares voted	% Of outstanding shares
For	8,562,846	98.73%	65.84%
Against	100,369	1.16%	0.77%
Abstain	9,441	0.11%	0.07%
| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	74

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Marathon Asset-Based Lending Fund (the fund) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor, formerly John Hancock Advisers, LLC) and the Subadvisory Agreement (the Subadvisory Agreement) with Marathon Asset Management LP (the Subadvisor) for the fund. The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on February 24, 2026, the Board, including the Independent Trustees, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor, with respect to the fund. In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data (as well as information on the limitations of such comparable data given the structure of the fund and composition of its holdings and use of leverage), performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fund fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the February and October meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including but not limited to conditions and trends prevailing generally in the economy and markets, the securities markets, and the industry) and did not treat any single factor as determinative. Each Trustee may have attributed different
75	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |

weights to different factors. The Board’s conclusions were informed by relevant background information obtained in connection with the consideration of the advisory and subadvisory arrangements for other funds in the John Hancock Fund Complex over time.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, information regarding the Advisor’s compliance and regulatory history, including its Form ADV, and other information. The Board also noted that on a regular basis it receives and reviews information from the fund’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered, among other things, the significant risks assumed by the Advisor in connection with the services to be provided to the fund including entrepreneurial risk in sponsoring funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
The Board also considered the differences between the Advisor’s services to the fund and the services it provides to other clients that are not closed-end funds, including, for example, the differences in services related to the regulatory and legal obligations of closed-end funds.
In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of other funds in the John Hancock Fund Complex and the quality of the performance of the Advisor’s duties with respect to those funds, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of other trusts in the John Hancock Fund Complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the affairs and subadvisory relationships for the fund and for other funds in the John Hancock Fund Complex, the Advisor’s oversight and monitoring of the subadvisor’s investment performance and compliance programs, such as the subadvisor’s compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance and other issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	76

(f)	the Advisor’s initiatives intended to improve various aspects of the fund’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the fund and other funds in the John Hancock Fund Complex, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on, for example, the end date selected and the structure and specific investment strategies of the peer funds.  The Board noted that the fund outperformed its benchmark index for the one- and three-year periods ended December 31, 2025, and for the period since inception. The Board also noted that the fund underperformed its peer group median for the one- and three-year periods ended December 31, 2025, and for the period since inception. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one- and three-year periods ended December 31, 2025, and for the period since inception. The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to its peer group median for the one- and three-year periods ended December 31, 2025, and for the period since inception. The Board noted the relatively recent inception period of the fund and Management’s discussion of the fund’s structure, portfolio holdings and use of leverage compared to peers.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund, in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a peer group of  funds chosen by the independent third-party provider.  The Board considered the limitations on the data presented in light of, for example, the structure and specific investment strategies of peers, including the use of leverage. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that contractual management fees and net total expenses for the fund are higher than the peer group median.
The Board also took into account management’s discussion with respect to the management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board noted that the Advisor receives a management fee from the fund consisting of two components—a base management fee and an incentive fee, and that the Advisor pays the full amount of the incentive fee and a portion of the based management fee to the Subadvisor. The Board considered that, to the extent the incentive fee is earned and paid, the incentive fee would effectively result in a higher rate of total compensation from the fund to the Advisor than the base-management fee rate stated in the Advisory Agreement. The Board also noted that the Advisor, and not the fund, would be responsible for paying the subadvisory fees and
77	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |

that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board noted that the fund had benefitted from a 60 basis point fee waiver which was scheduled to expire on February 28, 2026. The Board also took into account that the fund had benefitted from a one basis point fee waiver..
The Board concluded that the advisory fees to be paid by the fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the fund, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the fund directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the fund and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Economies of scale. In considering the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor had waived expenses of the fund during the year and contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement);
(b)	reviewed the advisory fee structure for the fund and considered any economies of scale shared with the fund. The Board also took into account management’s discussion of the fund’s advisory fee structure, including incentive fee, and total expenses; and
(c)	the Board also considered management’s discussion of the potential effect of the fund’s future growth in size on performance and fees.
| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	78

Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business;
(2)	the performance of comparable funds, as applicable, managed by the fund’s Subadvisor;
(3)	the subadvisory fee for the fund, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	Information relating to the nature and scope of any material relationships and their significance to the fund’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the fund, including regarding investment processes and organizational and staffing matters. The Board also noted that the fund’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement, including with respect to the incentive fee structure.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
79	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |

Subadvisory fees. The Board considered that the fund pays Advisory Fees to the Advisor, consisting of a base Management Fee and an Incentive Fee, and that, in turn, the Advisor pays the full amount of the Incentive Fee to the Subadvisor and a portion of the base Management Fee. The Board considered that, to the extent the Incentive Fee is earned and paid to the Subadvisor, the Incentive Fee effectively results in a higher rate of total compensation from the Advisor to the Subadvisor than the base Management Fee rate stated in the Subadvisory Agreement.
The Board considered that the net management fee for the fund, which includes the subadvisory fee, was below the median of the fund’s peer group based on combined common and leveraged assets and common assets. The Board also considered that the fund’s total expenses excluding investment related expenses and taxes were above the median of the fund’s peer group based on both combined common and leveraged assets and common assets. The Board took into account management’s discussion of the fund’s fees and expenses, including any distinctions between the peer funds presented and the fund.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other funds managed by the Advisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board took into account the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and may reasonably be expected to provide a high quality of investment management services to the fund;
(2)	the performance of the fund has generally been in line with or outperformed the fund’s benchmark index;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services provided under the Subadvisory Agreement; and
(4)	that the subadvisory fees are paid by the Advisor not the fund.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	80

More information
Trustees
Hassell H. McClellan, Chairperson*
Andrew G. Arnott†,1
William K. Bacic*,2
William H. Cunningham*,3
Kristie M. Feinberg†,4
Grace K. Fey*
Frances G. Rathke4
Officers
Kristie M. Feinberg5
President (Chief Executive Officer and Principal Executive Officer)
Fernando A. Silva
Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Marathon Asset Management LP
Portfolio Managers
Ed Cong
Louis Hanover
Andrew Springer
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
SS&C GIDS, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
1 Mr. Arnott no longer serves as Trustee effective June 22, 2026.
2 Mr. Bacic serves as Trustee effective January 1, 2026.
3 Mr. Cunningham no longer serves as Trustee effective December 31, 2025.
4 Mses. Feinberg and Rathke serve as Trustees effective June 22, 2026.
5 Ms. Feinberg serves as President, Chief Executive Officer, and Principal Executive Officer effective September 22, 2025.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-6020.
The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
You can also contact us:
844-292-8018	Regular mail:	Express mail:
jhinvestments.com	John Hancock Alt P.O. Box 219285 Kansas City, MO 64121-9285	John Hancock Alt 801 Pennsylvania Ave, Suite 219285 Kansas City, MO 64105-1307
81	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |

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John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Marathon Asset-Based Lending Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5469451	P16SA 4/26
06/26

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Refer to information included in Item 1.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT. Information included in Item 1, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Item is not applicable at this time.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)Item is not applicable at this time

(b)Item is not applicable at this time

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) Not applicable.

(b) Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Marathon Asset-Based Lending Fund

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 26, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	June 26, 2026